Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on June 25, 2025

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 371

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 374

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (631) 490-4300

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 (614) 469-3265 (phone) (614) 469-3361 (fax)	Jennifer Farrell Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 490-4300 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 30, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monarch Ambassador Income Index ETF

MAMB

Monarch Blue Chips Core Index ETF

MBCC

Monarch Dividend Plus Index ETF

MDPL

Monarch ProCap Index ETF

MPRO

Monarch Select Subsector Index ETF

MSSS

Monarch Volume Factor Dividend Tree Index ETF

MVFD

Monarch Volume Factor Global Unconstrained Index ETF

MVFG

Each a series of Northern Lights Fund Trust IV

PROSPECTUS

June 30, 2025

Advised by: Kingsview Wealth Management LLC 509 SE 7th Street, 2nd Floor Grants Pass, OR 97526	Sub-Advised by: Penserra Capital Management LLC 4 Orinda Way, Suite 100 Orinda, CA 94563

www.monarchfunds.com	phone: 541-291-4405 (toll-free)

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc.

TABLE OF CONTENTS

FUND SUMMARY – Monarch Ambassador Income Index ETF	1
FUND SUMMARY – Monarch Blue Chips Core Index ETF	7
FUND SUMMARY – Monarch Dividend Plus Index ETF	11
FUND SUMMARY – Monarch ProCap Index ETF	15
FUND SUMMARY – Monarch Select Subsector Index ETF	21
FUND SUMMARY – Monarch Volume Factor Dividend Tree Index ETF	24
FUND SUMMARY – Monarch Volume Factor Global Unconstrained Index ETF	28
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	32
INVESTMENT OBJECTIVE	32
PRINCIPAL INVESTMENT STRATEGIES	32
PRINCIPAL INVESTMENT RISKS	35
PORTFOLIO HOLDINGS DISCLOSURE	40
OPERATIONAL AND CYBERSECURITY RISK	40
MANAGEMENT	40
INVESTMENT ADVISER	40
INVESTMENT SUB-ADVISER	41
PORTFOLIO MANAGERS	41
HOW SHARES ARE PRICED	42
HOW TO BUY AND SELL SHARES	42
PREMIUM/DISCOUNT INFORMATION	44
BOOK ENTRY	44
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	44
DISTRIBUTION AND SERVICE PLAN	44
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	44
TAXES	45
TAXES ON DISTRIBUTIONS	45
TAXES ON EXCHANGE-LISTED SHARE SALES	45
TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS	45
FUND SERVICE PROVIDERS	46
OTHER INFORMATION	46
CONTINUOUS OFFERING	46
FINANCIAL HIGHLIGHTS	47
PRIVACY NOTICE	54

FUND SUMMARY – Monarch Ambassador Income Index ETF

Investment Objective:

The Monarch Ambassador Income Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses(1)	0.14%
Total Annual Fund Operating Expenses	1.21%
Expense Recapture(2)	0.05%
Total Annual Fund Operating Expenses	1.26%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$128	$389	$670	$1,470

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended February 28, 2025, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests at least 80% of its total assets in the constituents of the Index. The Index is designed to measure the performance of an investable universe of fixed income securities of varying credit quality and duration, including corporate bonds, lower-quality bonds, known as “high yield” or “junk” bonds, treasury bonds, municipal bonds, mortgage-backed securities and convertible bonds, that provide broad exposure to the U.S. and global bond market. The Index has approximately 12 ETF constituents which are weighted differently throughout the phases of the economic cycle (i.e., expansion, peak, contraction, trough) in an effort to maximize risk-adjusted returns. The Index may have up to 12.5% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs. The Fund does not invest more than 15% of its net assets in illiquid investments.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that selects fixed income sectors based on the phase of the current economic cycle. The Index takes into account macroeconomic data about employment trends to determine the phase of the economic cycle and its relative strength to determine the Index constituents that are best suited for the particular phase of expansion or contraction. The Adviser may also consider certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs when developing the constituents of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Commodities Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Currency Risk. The Fund’s investments in securities that trade in, and receive revenues in, foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Fixed-Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Foreign Risk. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Mortgage-Backed Securities Risk. The Fund invests in mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. Default or bankruptcy of a counterparty to a to-be-announced transaction would expose the Fund to possible losses.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Shares are held in a taxable account.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Fund’s value is based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as ETF Structure Risk, Passive Investment Risk and Tracking Error Risk.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index and a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	4th Quarter 2023	7.67%
Worst Quarter:	3rd Quarter 2022	(6.60)%

The Fund’s year-to-date return as of the most calendar quarter, which ended March 31, 2025 was 3.33%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2024)

	One Year	Since Inception (3/23/21)
Return before taxes	1.37%	(1.70)%
Return after taxes on distributions	0.52%	(2.26)%
Return after taxes on distributions and sale of Fund shares	0.82%	(1.52)%
Index – Monarch Ambassador Income Index	1.53%	(1.47)%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(1.50)%

*	The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-asks spreads is presented on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Monarch Blue Chips Core Index ETF

Investment Objective:

The Monarch Blue Chips Core Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Core Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.06%
Expense Recapture(1)	0.08%
Total Annual Fund Operating Expenses	1.14%

(1)	The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$345	$592	$1,301

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended February 28, 2025, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests at least 80% of its total assets in the component securities of the Index. The Index consists of established, well-recognized companies listed on the S&P 500 from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 24 of the highest-ranking companies. These companies are typically equally weighted in the Index. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Index had over 25% exposure to the technology sector.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Technology Sector Risk. The Fund may have significant exposure to the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies may face dramatic and often unpredictable changes in growth rates and competition. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index and a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance Bar Chart For Calendar Year Ended December 31

Best Quarter:	4th Quarter 2023	12.70%
Worst Quarter:	2nd Quarter 2022	(15.02)%

The Fund’s year-to-date return as of the most recent calendar quarter, which ended March 31, 2025 was (2.79)%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2024)

	One Year	Since Inception (3/23/21)
Return before taxes	18.91%	9.09%
Return after taxes on distributions	18.91%	9.09%
Return after taxes on distributions and sale of Fund shares	11.20%	7.12%
Index – Monarch Blue Chips Core Index	19.23%	9.39%
S&P 500® Index*	25.02%	13.12%

*	The S&P 500® Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-asks spreads is presented on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Monarch Dividend Plus Index ETF

Investment Objective:

The Monarch Dividend Plus Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.24%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended February 28, 2025, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests at least 80% of its total assets in the constituents of the Index. The Index consists of 30 equally weighted U.S. stocks from the Russell 1000 Index that represent all economic sectors within the S&P 500 Index and that represent dividend paying value stocks that deliver dividend cash flows across all market cycles.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that initially screens the companies listed on the Russell 1000, an index that represents the top 1000 companies by market capitalization, for both absolute and relative dividend growth and free cash flow generation metrics to determine its composition. The Index methodology assigns a composite score for each company based on its rankings for its potential to generate positive cash flow (as measured by its free cash flow to enterprise value ratio), debt-to-equity ratio, payout ratio, dividend growth and earnings stability. The 30 highest scoring companies are selected for the Index. These companies are expected to provide dividend income “plus” strong capital appreciation. The Index is reconstituted weekly. Any constituent that exceeds its target valuation (as calculated by its price-to-earnings ratio, return on equity, dividend payout ratio, and sales growth)is removed from the Index and new constituents are added in rank order to restore the Index to 30 constituents. Constituents that are removed from the Index are eligible for inclusion in the Index at the next reconstitution. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Index had over 25% exposure to the consumer staples sector.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Dividend-Paying Stock Risk. While the Fund intends to invest in stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced stocks in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield stocks, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation   (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Frequent trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Fund is expected to have a high portfolio turnover rate.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Consumer Staples Sector Risk. The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s net asset value, market price, premiums and discounts and bid-asks spreads is on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Monarch ProCap Index ETF

Investment Objective:

The Monarch ProCap Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses(1)	0.06%
Total Annual Fund Operating Expenses	1.07%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended February 28, 2025, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests at least 80% of its total assets in the component securities of the Index. The Index consists of fixed income and equity ETFs that provide broad exposure to the U.S. and global bond market and to the S&P Global Industry Classification Standard (“GICS”) sectors. The Index is comprised of 6-9 constituents, with fixed income ETFs and equity ETFs collectively comprising at least 90% of the Index, with each being no less than 15% and no more than 75% of the Index. The equity allocation of the Index is further divided into sector allocations that represent the GICS sectors. The Index may have up to 10% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs, such as gold.

The Index factors in macroeconomic data about employment trends to determine the phase of the economic cycle and its relative strength, and to determine the portfolio allocations that are best suited for the particular phase. The equity portion of the Index is typically equally weighted among five of the eleven GICS sectors that have historically had the best performance during the identified phase of the economic cycle. The phases of the economic cycle are expansion, peak, contraction and trough. During the expansion phase, the economy experiences relatively rapid growth, interest rates tend to be low, production increases, and inflationary pressures build. The peak of a cycle is reached when growth hits its maximum rate. Peak growth typically creates some imbalances in the economy that need to be corrected. This correction occurs through a period of contraction when growth slows, employment falls, and prices stagnate. The trough of the cycle is reached when the economy hits a low point and growth begins to recover.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that reviews the current phase of the economic cycle to select both the fixed income ETFs of varying credit quality for the fixed income portion of the Fund as well as the individual sector ETFs for the equity portion of the Fund. The Adviser may also consider certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listing, tender offers and spin-offs when developing the constituents of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Commodities Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Currency Risk. The Fund’s investments in securities that trade in, and receive revenues in, foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. An increase in interest rates may result in a decline in the value of the bond investments held by the Fund.

Foreign Risk. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Fund’s value is based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as ETF Structure Risk, Passive Investment Risk and Tracking Error Risk.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index, a broad-based securities market index, and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll-free at (541) 291-4405.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	4th Quarter 2023	9.94%
Worst Quarter:	2nd Quarter 2022	(7.22)%

The Fund’s year-to-date return as of the most calendar quarter, which ended March 31, 2025 was 1.21%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2024)

	One Year	Since Inception (3/23/21)
Return before taxes	8.27%	5.27%
Return after taxes on distributions	7.66%	4.77%
Return after taxes on distributions and sale of Fund shares	5.00%	3.89%
Index – Monarch ProCap Index	8.32%	5.42%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(1.50)%
S&P Target Risk Moderate Index**	7.97%	2.78%

*	The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

**	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-asks spreads is presented on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Monarch Select Subsector Index ETF

Investment Objective:

The Monarch Select Subsector Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.23%
Acquired Fund Fees and Expenses(1)	0.35%
Total Annual Fund Operating Expenses	1.43%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended February 28, 2025, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio.

Principal Investment Strategies:

The Fund is a fund of funds that invests at least 80% of its total assets in the constituents of the Index. The Index consists of 10 equally-weighted U.S. listed ETFs of any market capitalization that represent economically advantageous U.S. sectors and subsectors.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that selects which equity sectors and subsectors to invest in based on the phase of the economic cycle. The methodology uses employment trends to determine the phase of the economic cycle and identifies the sectors and subsectors that have historically performed well during such cycle. The Index methodology selects the ETFs that are expected to deliver the best risk adjusted return for the identified phase. Because the Fund may hold subsector ETFs from the same sector, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Index had over 25% exposure to the healthcare sector.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector, subsector or group thereof. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector, subsector, or a group thereof, and the securities of companies in that sector, subsector or group of thereof could react similarly to these or other developments.

Healthcare Sector Risk. The health care sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Frequent trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Fund is expected to have a high portfolio turnover rate.

Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Fund’s value is based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as ETF Structure Risk, Passive Investment Risk and Tracking Error Risk.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s net asset value, market price, premiums and discounts and bid-asks spreads is presented on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Monarch Volume Factor Dividend Tree Index ETF

Investment Objective:

The Monarch Volume Factor Dividend Tree Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.19%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended February 28, 2025, the Fund’s portfolio turnover rate was 264% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests at least 80% of its total assets in the constituents of the Index. The Index uses proprietary “Volume Factor” methodology to identify specific areas of the market with positive cash flow. The Index consists of 40 equally-weighted individual stocks that demonstrate positive cash flow and an ability to pay dividends and up to 5 fixed income ETFs if the cash flow trend is negative. Only ETFs that provide exposure to short-term U.S. treasury securities are eligible for the Index.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that screens 3,000 equities from the Russell 3000 of U.S. origin or exposure to identify stocks with potential for positive cash flow and dividend growth. The Adviser then applies its proprietary “Volume Factor” ranking methodology to generate a composite score for each stock based on its capital-weighted volume, price, and the relationship between trading volume and price as measured by the proprietary “Volume Price Confirmation Indicator.” The 40 highest scoring stocks are selected for the Index when capital flow trends are positive. The Index is reconstituted quarterly. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Index was not allocated more than 25% to any one sector.

When capital flow trends are negative, the Index reduces its exposure to equities and increases its exposure to fixed income ETFs up to 50% of the Index.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Dividend Paying Risk. While the Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced stocks in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield stocks, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Interest Rate Risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Small and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and may have returns that vary, sometimes significantly, from the overall securities market. Small and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Frequent trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Fund is expected to have a high portfolio turnover rate.

Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Fund’s value is based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as ETF Structure Risk, Passive Investment Risk and Tracking Error Risk.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll-free at (541) 291-4405.

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-asks spreads is presented on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Monarch Volume Factor Global Unconstrained Index ETF

Investment Objective:

The Monarch Volume Factor Global Unconstrained Index ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Global Unconstrained Index (the “Index”).

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.29%
Acquired Fund Fees and Expenses(1)	0.28%
Total Annual Fund Operating Expenses	1.42%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$145	$449	$776	$1,702

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ended February 28, 2025, the Fund’s portfolio turnover rate was 367% of the average value of its portfolio.

Principal Investment Strategies:

The Fund is a fund of funds that invests at least 80% of its total assets in the constituents of the Index. The Index uses a proprietary “Volume Factor” methodology to identify specific areas of the market with positive cash flow. The Index consists of up to 25 equally-weighted equity ETFs that demonstrate positive cash flow. When the cash flow trends are negative, a portion or all of the Index consists of one or more treasury ETFs.

Kingsview Wealth Management LLC (the “Adviser”) is the Index provider. The Index follows a proprietary rules-based methodology that screens the universe of U.S. listed equity ETFs with global exposure (including emerging markets) to select those funds that (i) use no leverage, (ii) are not inverse funds, (iii) have assets under management of at least $50 million and (iv) have over two years of trading history. The Adviser then applies its proprietary “Volume Factor” ranking methodology to identify the areas of the market with positive cash flow. When cash flow trends are positive, the Index consists of ETFs that provide exposure to the areas and sectors of the market that are drawing the strongest cash flows. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Index was not allocated more than 25% to any one individual sector.

When cash flow trends are negative, as measured by trends in large-capitalization stocks and how many stocks are participating in a market decline, the Index consists of treasury ETFs.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Index based on the Index’s constituents. The Index is unmanaged and cannot be invested in directly.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares (“Shares”) may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the underlying ETFs may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the underlying ETF’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the Fund and only to authorized participants at NAV in large blocks known as “Creation Units.” An authorized participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for Shares may not be developed or maintained. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Fixed-Income Risk. When the Fund invests in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Foreign Risk. The underlying ETFs’ investment in foreign (non-U.S.) securities may result in the underlying ETF Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Interest Rate Risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Frequent trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Fund is expected to have a high portfolio turnover rate.

Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Fund’s value is based on the value of the Underlying ETFs, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as ETF Structure Risk, Passive Investment Risk and Tracking Error Risk.

U.S. Treasury Obligations Risk. U.S. Treasury obligations held by the underlying ETFs may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Performance:

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Investment Adviser: Kingsview Wealth Management, LLC

Investment Sub-Adviser: Penserra Capital Management LLC (“Penserra”)

Portfolio Managers: Dustin Lewellyn, CFA, Managing Director of Penserra; and Ernesto Tong, CFA, Managing Director of Penserra, have each served the Fund as its portfolio managers since it commenced operations. Christine Johanson, CFA, Director of Penserra, has served the Fund as a portfolio manager since August 2024.

Purchase and Sale of Fund Shares: Individual Shares may be purchased and sold in secondary market transactions through a broker dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price that is greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the second market (the “bid-ask spread”). Information on the Fund’s NAV, market price, premiums and discounts and bid-asks spreads is presented on the Fund’s website at www.monarchfunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE:

Fund	Investment Objective
Monarch Ambassador Income Index ETF (“Ambassador Income Index ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index
Monarch Blue Chips Core Index ETF (“Blue Chips Core Index ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Core Index
Monarch Dividend Plus Index ETF (“Dividend Plus ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index
Monarch ProCap Index ETF (“ProCap Index ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index
Monarch Select Subsector Index ETF (“Select Subsector ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index
Monarch Volume Factor Dividend Tree Index ETF (“Volume Factor Dividend Tree ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index
Monarch Volume Factor Global Unconstrained Index ETF (“Volume Factor Global Unconstrained ETF”)	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of Monarch Volume Factor Global Unconstrained Index.

Each Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. Each Fund has adopted a policy to invest at least 80% of its assets in a particular type of security. Each Fund may change its 80% policy upon 60 days’ written notice to its shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

Ambassador Income Index ETF

The Ambassador Income Index ETF is designed to track the Monarch Ambassador Income Index (the “Ambassador Income Index”). The Ambassador Income Index is designed to measure the performance of an investable universe of fixed-income securities of varying credit quality and duration, including corporate bonds, lower-quality bonds, known as “high yield” or “junk” bonds, treasury bonds, municipal bonds, mortgage-backed securities and convertible bonds, that provide broad exposure to the U.S. and global bond market. The Ambassador Income Index methodology involves a proprietary algorithm that incorporates levels and growth rates of non-farm payroll data to estimate which of six economic states reflects the current phase of the economic cycle. Economic states range from Robust Expansion to Severe Contraction. Based on the estimated economic state, the Ambassador Income Index can shift from a portfolio more aligned with the aggregate bond universe to allocations that are more aggressive with respect to portfolio components such as high yield and alternatives at economic cycle turning points (i.e., Severe Contraction or Robust Expansion). Both the Ambassador Income Index and the Fund’s portfolio are updated monthly as new employment data are released.

The Adviser creates and maintains the Ambassador Income Index by following a proprietary rules-based methodology that selects fixed-income sectors based on the phase of the current economic cycle (i.e., expansion, peak, contraction, trough). The Ambassador Income Index takes into account macroeconomic data about employment trends to determine the phase of the economic cycle and its relative strength to determine the portfolio allocations that are best suited for the particular phase.

Blue Chips Core Index ETF

The Blue Chips Core Index ETF is designed to track the Monarch Blue Chips Core Index (the “Blue Chips Core Index”). The Blue Chips Core Index aims to rank U.S. large capitalization companies included in the S&P 500 Index. The Blue Chips Core Index methodology involves fundamental metrics including, but not limited to, revenue, revenue growth, profit margin, profit margin growth, net income, net income growth and price to earnings ratios. Companies are assigned a rank for each metric. A proprietary weighting algorithm is then applied to achieve an overall score for each company. The underlying portfolio is then constructed from the top 24 names typically in an equally weighted fashion. Based on this approach, the

Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. The Blue Chips Core Index and the Fund’s portfolio are updated quarterly as the core fundamental metrics are released. As of February 28, 2025, the Blue Chips Core Index had over 25% exposure to the technology sector.

Dividend Plus ETF

The Dividend Plus ETF invests at least 80% of its total assets in the constituents of the Monarch Dividend Plus Index (the “Dividend Plus Index”). The Dividend Plus Index consists of 30 equally weighted U.S. stocks from the Russell 1000 Index that represent all economic sectors within the S&P 500 Index and that represent dividend paying value stocks that deliver dividend cash flows across all market cycles.

Kingsview Wealth Management LLC (the “Adviser”) is the index provider. The Dividend Plus Index follows a proprietary rules-based methodology that initially screens the companies listed on the Russell 1000, an index that represents the top 1000 companies by market capitalization, for both absolute and relative dividend growth and free cash flow generation metrics to determine its composition. The Dividend Plus Index methodology assigns a composite score for each company based on its rankings for its potential to generate positive cash flow (as measured by its free cash flow-to-enterprise value ratio), debt-to-equity ratio, payout ratio, dividend growth and earnings stability. The 30 highest scoring companies are selected for the Dividend Plus Index. These companies are expected to provide dividend income “plus” strong capital appreciation. The Dividend Plus Index is reconstituted weekly. Any constituent that exceeds its target valuation (as calculated by its price-to-earnings ratio, return on equity, dividend payout ratio, and sales growth) is removed from the Dividend Plus Index and new constituents are added in rank order to restore the Dividend Plus Index to 30 constituents. Constituents that are removed from the Index are eligible for inclusion in the Index at the next reconstitution. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Dividend Plus Index had over 25% exposure to the consumer staples sector.

The Adviser utilizes a sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), to manage the assets of each Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Dividend Plus Index is sponsored by Solactive A.G. (“Solactive”), which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Dividend Plus Index based on the Index’s constituents. The Dividend Plus Index is unmanaged and cannot be invested in directly.

ProCap Index ETF

The ProCap Index ETF is designed to track the Monarch ProCap Index (the ProCap Index”). The ProCap Index consists of fixed income and equity ETFs that provide broad exposure to the U.S. and global bond market and to the S&P Global Industry Classification Standard (“GICS”) sectors. The ProCap Index may also include an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs, with a typical allocation being 10% when the sleeve is utilized. The ProCap Index methodology involves a proprietary algorithm that incorporates levels and growth rates of non-farm payroll data to estimate which of six states reflects the current phase of the economic cycle. Phases of the economic cycle range from “robust expansion” to “severe contraction”. Based on the anticipated phase of the economic cycle, the ProCap Index can shift from a balanced portfolio, which is the typical allocation in more the normal economic states, to allocations that are more or less aggressive with respect to equity and alternatives exposure at economic cycle turning points. Both the ProCap Index and the Fund’s portfolio are updated monthly as new employment data are released.

The ProCap Index is comprised of 6-9 constituents, with fixed income and equity allocations each being at least 15% and no more than 75% of the ProCap Index.

Select Subsector ETF

The Select Subsector ETF is a fund of funds that invests at least 80% of its total assets in the constituents of the Monarch Select Subsector Index (the “Select Subsector Index”). The Select Subsector Index consists of 10 equally-weighted U.S. listed ETFs of any market capitalization that represent economically advantageous U.S. sectors and subsectors.

The Adviser is the index provider. The Select Subsector Index follows a proprietary rules-based methodology that selects which equity sectors and subsectors to invest in based on the phase of the economic cycle. The methodology uses employment trends to determine the phase of the economic cycle and identifies the sectors and subsectors that have historically performed well during such cycle. The methodology selects ETFs that are expected to deliver the best risk adjusted return for the identified phase. Because the Fund may hold subsector ETFs from the same sector, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Index had over 25% exposure to the healthcare sector.

The Adviser utilizes the Sub-Adviser to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Select Subsector Index is sponsored by Solactive, which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Select Subsector Index based on the Index’s constituents. The Select Subsector Index is unmanaged and cannot be invested in directly.

Volume Factor Dividend Tree ETF

The Volume Factor Dividend Tree ETF invests at least 80% of its total assets in the constituents of the Monarch Volume Factor Dividend Tree Index (the “Volume Factor Dividend Tree Index”). The Volume Factor Dividend Tree Index uses proprietary “Volume Factor” methodology to identify specific areas of the market with positive cash flow. The Volume Factor Dividend Tree Index consists of 40 equally-weighted individual stocks that demonstrate positive cash flow and an ability to pay dividends, and up to 5 fixed income ETFs if the cash flow trend is negative. Only ETFs that provide exposure to short-term U.S. treasury securities are eligible for the Index.

The Adviser is the index provider. The Volume Factor Dividend Tree Index follows a proprietary rules-based methodology that screens 3,000 equities from the Russell 3000 of U.S. origin or exposure to identify stocks with potential for positive cash flow and dividend growth. The Index uses a proprietary “Volume Factor” ranking to generate a composite score for each stock based on its capital-weighted volume, price, and the relationship between trading volume and price as measured by the proprietary “Volume Price Confirmation Indicator.” The 40 highest scoring stocks are selected for the Volume Factor Dividend Tree Index when capital flow trends are positive. The Volume Factor Dividend Tree Index is reconstituted quarterly. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, 2025, the Volume Factor Dividend Tree Index was not allocated more than 25% to any one sector.

When capital flow trends are negative, the Volume Factor Dividend Tree Index reduces its exposure to equities and increases its exposure to fixed income ETFs up to 50% of the Volume Factor Dividend Tree Index.

The Adviser utilizes the Sub-Adviser to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Volume Factor Dividend Tree Index is sponsored by Solactive, which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Volume Factor Dividend Tree Index based on the Index’s constituents. The Volume Factor Dividend Tree Index is unmanaged and cannot be invested in directly.

Volume Factor Global Unconstrained ETF

The Volume Factor Global Unconstrained ETF is a fund of funds that invests at least 80% of its total assets in the constituents of the Monarch Volume Factor Global Unconstrained Index (the “Volume Factor Global Unconstrained Index.”). The Volume Factor Global Unconstrained Index uses a proprietary “Volume Factor” methodology to identify specific areas of the market with positive cash flow. The Volume Factor Global Unconstrained Index consists of up to 25 equally-weighted equity ETFs that demonstrate positive cash flow. When cash flow trends are negative, a portion or all of the Volume Factor Global Unconstrained Index is allocated to one or more treasury ETFs.

The Adviser is the index provider. The Volume Factor Global Unconstrained Index follows a proprietary rules-based methodology that screens the universe of U.S. listed equity ETFs with global exposure (including emerging markets) to select those funds that (i) use no leverage, (ii) are not inverse funds, (iii) have assets under management of at least $50 million and (iv) have over two years of trading history. The Adviser then applies its proprietary “Volume Factor” ranking methodology to identify the areas of the market with positive cash flow. When cash flow trends are positive, the Index consists of ETFs that provide exposure to the areas and sectors of the market that are drawing the strongest cash flows. Based on these factors, the Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors. As of February 28, the Volume Factor Global Unconstrained Index was not allocated more than 25% to any one individual sector.

When cash flow trends are negative, as measured by trends in large-capitalization stocks and by how many stocks are participating in a market decline, the Volume Factor Global Unconstrained Index consists of treasury ETFs.

The Adviser utilizes the Sub-Adviser to manage the assets of the Fund. The Sub-Adviser uses a replication indexing strategy to manage the Fund. “Replication indexing” is a strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

The Volume Factor Global Unconstrained Index is sponsored by Solactive, which is independent of the Fund, the Adviser and the Sub-Adviser. Solactive calculates and publishes the market value of the Volume Factor Global Unconstrained Index based on the Index’s constituents. The Volume Factor Global Unconstrained Index is unmanaged and cannot be invested in directly.

PRINCIPAL INVESTMENT RISKS:

The following table below describes the risks born by each Fund with respect to its investments.

Risk	Ambassador Income Index ETF	Blue Chips Core Index ETF	Dividend Plus ETF	ProCap Index ETF	Select Subsector ETF	Volume Factor Dividend Tree ETF	Volume Factor Global Unconstrained ETF
Authorized Participant Risk	●	●	●	●	●	●	●
Call Risk	●			●		●	●
Commodities Risk	●			●
Convertible Bond Risk	●
Credit Risk	●			●		●	●
Currency Risk	●			●
Dividend-Paying Stock Risk			●			●
Early Close/Trading Halt Risk	●	●	●	●	●	●	●
Emerging Market Risk							●
Equity Securities Risk		●	●	●	●	●	●
ETF Structure Risk	●	●	●	●	●	●	●
Extension Risk	●			●
Fixed-Income Risk	●			●		●	●
Foreign Risk	●			●			●
High-Yield Risk	●			●
Income Risk	●			●
Interest Rate Risk	●			●		●	●
Issuer Risk	●	●	●	●	●	●	●
Large Capitalization Company Risk		●				●
Limited History of Operations Risk			●		●	●	●
Market and Geopolitical Risk	●	●	●	●	●	●	●
Mortgage-Backed Securities Risk	●
Passive Investment Risk	●	●	●	●	●	●	●
Portfolio Turnover Risk	●		●	●	●	●	●
Prepayment Risk	●
Sector Exposure Risk		●	●	●	●	●	●
Small and Mid-Capitalization Company Risk						●
Tracking Error Risk	●	●	●	●	●	●	●
Underlying ETF Risk	●			●	●	●	●
U.S. Treasury Obligations Risk	●						●
Value Risk			●

Authorized Participant Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the underlying ETF’s income, or in securities with greater risks or with other less favorable features.

Commodities Risk. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the underlying ETF’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Currency Risk. The Fund’s investments in securities that trade in, and receive revenues in, foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Dividend-Paying Stock Risk. While the Fund intends to hold stocks of companies directly or through ETFs of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced stocks in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield stocks, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Preferred Stock Risk. Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not redeemable by retail investors and may be redeemed only by authorized participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of Shares being suspended or Shares being delisted. An active trading market for Shares may not be developed or maintained. If Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for Shares and lead to a difference in the market price of Shares and their underlying value.

●	Market Price Variance Risk. Individual Shares that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those authorized participants creating and redeeming directly with the Fund.

○	In times of market stress, market makers may step away from their role market making Shares and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

○	The market price for Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

○	When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the Fund’s NAV.

○	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of Shares may, in turn, lead to differences between the market value of Shares and the Fund’s NAV.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Fixed-Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates in turn may result in a decline in the value of the bond investments held by the Fund.

Foreign Risk. An underlying ETF’s investment in foreign (non-U.S.) securities may result in the underlying ETF experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

High-Yield Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. Changing interest rates may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on the U.S. financial market. It is difficult to predict when similar events affecting the U.S. financial market may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The COVID-19 global pandemic, for example, had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long the of significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Mortgage-Backed Securities Risk. The Fund invests in MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. Default or bankruptcy of a counterparty to a to-be-announced (“TBA”) transaction would expose the Fund to possible losses.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Index or selling the holding is otherwise required upon rebalancing of the Index as addressed in the Index methodology.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Shares are held in a taxable account. A high portfolio turnover may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Frequent trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Fund is expected to have a high portfolio turnover rate.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Sector Exposure Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors (and, where applicable, subsectors). Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

●	Consumer Staples Sector Risk (Dividend Plus ETF). The consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and other factors affecting consumer demand.

●	Healthcare Sector Risk (Select Subsector ETF only). The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

●	Technology Sector Risk (Blue Chips Core Index ETF only). The Fund may have significant exposure to the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies may face dramatic and often unpredictable changes in growth rates and competition. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments.

Small and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and may have returns that vary, sometimes significantly, from the overall securities market. Small and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of an imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing difference, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Underlying ETF Risk. While the Underlying ETFs seek to provide certain investment outcomes, there is no guarantee that they will successfully do so. Because the Fund’s value is based on the value of the Underlying ETF’s, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETFs. The Underlying ETFs are subject to many of the same structural risks as the Fund that are described in more detail herein, such as ETF Structure Risk, Passive Investment Risk and Tracking Error Risk.

U.S. Treasury Obligations Risk. U.S. Treasury obligations held by the underlying ETFs may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by a Fund that do not realize their full economic value may reduce the Fund’s return.

PORTFOLIO HOLDINGS DISCLOSURE: Each Fund’s portfolio holdings are disclosed each day on its website at www.monarchfunds.com. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

OPERATIONAL AND CYBERSECURITY RISK: Fund operations, including business, financial, accounting, data processing systems or other operating systems and facilities may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly or partially beyond the Funds’ control. For example, there could be electrical or telecommunications outages; degradation or loss of internet or web services; natural disasters, such as earthquakes, tornados and hurricanes; disease pandemics; or events arising from local or larger scale political or social events, as well as terrorist acts.

The Funds are also subject to the risk of potential cyber incidents, which may include, but are not limited to, the harming of or unauthorized access to digital systems (for example, through “hacking” or infection by computer viruses or other malicious software code), denial-of-service attacks on websites, and the inadvertent or intentional release of confidential or proprietary information. Cyber incidents may, among other things, harm Fund operations, result in financial losses to the Funds and their shareholders, cause the release of confidential or highly restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to a cyber incident include trading, the processing of shareholder transactions, and the calculation of a Fund’s net asset value.

Issues affecting operating systems and facilities through cyber incidents, any of the scenarios described above, or other factors, may harm the Funds by affecting the Adviser, or other service providers, or issuers of securities in which the Funds invest. Although the Funds have business continuity plans and other safeguards in place, including what the Funds believe to be robust information security procedures and controls, there is no guarantee that these measures will prevent cyber incidents or prevent or ameliorate the effects of significant and widespread disruption to our physical infrastructure or operating systems. Furthermore, the Funds cannot directly control the security or other measures taken by unaffiliated service providers or the issuers of securities in which the Funds invest. Such risks at issuers of securities in which the Funds invest could result in material adverse consequences for such issuers and may cause a Fund’s investment in such securities to lose value.

MANAGEMENT

INVESTMENT ADVISER: Kingsview Wealth Management LLC, located at 509 SE 7th Street, 2nd Floor, Grants Pass, OR 97526, serves as each Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser manages accounts for individuals and institutions as well as the Funds. As of February 28, 2025, the Adviser had approximately $7.0 billion in assets under management.

Subject to the oversight of the Board of Trustees, the Adviser is responsible for overseeing the management of the Funds’ investments and providing certain administrative services and facilities under an advisory agreement between the Funds and the Adviser (the “Investment Advisory Agreement”).

The management fee set forth in the Investment Advisory Agreement is 0.85% of each Fund’s average daily net assets, annually to be paid on a monthly basis. In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has contractually agreed to waive its fees and reimburse expenses of each Fund, at least until June 30, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))), will not exceed 1.25% of the daily average net assets attributable to each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at time of waiver. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

During the fiscal year ended February 28, 2025, each Fund paid an aggregate of the percentage shown below of its average net assets to the Adviser (after fee waivers and recapture, as applicable):

Fund	Net Management Fee Received After Waivers/Recoupment
Ambassador Income Index ETF	0.90%
Blue Chips Core Index ETF	0.93%
Dividend Plus ETF	0.85%
ProCap Index ETF	0.85%
Select Subsector ETF	0.85%
Volume Factor Dividend Tree ETF	0.85%
Volume Factor Global Unconstrained ETF	0.85%

INVESTMENT SUB-ADVISER: Penserra Capital Management LLC, located at 4 Orinda Way, Suite 100, Orinda, CA 94563, serves as the Funds’ investment sub-adviser. As of February 28, 2025, the Sub-Adviser had approximately $12.5 billion in assets under management. Under the supervision of the Adviser, the Sub-Adviser is responsible for making investment decisions and executing portfolio transactions for the Funds. In addition, the Sub-Adviser is responsible for maintaining certain transaction and compliance related records of the Funds. As compensation for the sub-advisory services it provides to the Funds, the Adviser will pay the Sub-Adviser a portion of its advisory fee pursuant to an agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”).

A discussion regarding the basis for the Board of Trustees’ renewal of the Investment Advisory and Sub-Advisory Agreement for Ambassador Income Index ETF, Blue Chips Core Index ETF and ProCap Index ETF.is available in the Funds’ Form N-CSR dated February 28, 2025 A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory and Sub-Advisory Agreement for Dividend Plus ETF, Blue Chips Core Index ETF Select Subsector ETF, Volume Factor Dividend Tree ETF and Volume Factor Global Unconstrained ETF is available in the Funds’ Form N-CSR dated August 31, 2024.

PORTFOLIO MANAGERS

Dustin Lewellyn has been a Managing Director with the Sub-Adviser since 2012. He was President and Founder of Golden Gate Investment Consulting LLC from 2011 through 2015. Prior to that, Mr. Lewellyn was a managing director at Charles Schwab Investment Management, Inc. (“CSIM”), which he joined in 2009, and head of portfolio management for Schwab ETFs. Prior to joining CSIM, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio accounting and portfolio management at a large asset management firm for more than 6 years.

Ernesto Tong has been a Managing Director with the Sub-Adviser since 2015. Prior to joining Penserra, Mr. Tong spent seven years as a vice president at Blackrock, where he was a portfolio manager for a number of the iShares ETFs, and prior to that, he spent two years in the firm’s index research group.

Christine Johanson has served as a Director with Penserra since 2023. Ms. Johanson was a Director on the US Transition Management Team at BlackRock from 2022-2023. Prior to that, Ms. Johanson served as the global Head of Fixed Income Transition for Russell Investments for four years.

The SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

HOW SHARES ARE PRICED

Shares of a Fund are bought and sold at a price in two different ways depending upon the type of investor.

All investors including retail investors and authorized participants may buy and sell Shares in secondary market transactions through brokers at market prices and Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of a Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by determining, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (“Exchange Close”). The NAV takes into account, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

Generally, a Fund’s portfolio securities, including securities issued by ETFs, are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. The Board of Trustees has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Valuation Designee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board of Trustees is responsible for reviewing and approving the fair value methodologies utilized by the Valuation Designee at least quarterly, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board of Trustees.

A Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund Shares.

HOW TO BUY AND SELL SHARES

Shares of the Ambassador Income Index ETF are listed for trading on the Exchange under the symbol MAMB, shares of the Blue Chips Core Index ETF are listed on the Exchange under the symbol MBCC, shares of the Dividend Plus ETF are listed for trading on the Exchange under the symbol MDPL, shares of the ProCap Index ETF are listed for trading on the Exchange under the symbol MPRO, shares of the Select Subsector ETF are listed for trading on the Exchange under the symbol MSSS, shares of the Volume Factor Dividend Tree ETF are listed for trading on the Exchange under the symbol MVFD and shares of the Volume Factor Global Unconstrained ETF are listed for trading on the Exchange under the symbol MVFG. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Only Authorized Participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV. Prior to trading in the secondary market, shares of a Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each Authorized Participant has entered into an agreement with the Distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Funds in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may substitute cash for any Fund Security and Creation Units may be redeemed for a substantial portion of cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds will accept “custom baskets.” Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or a Fund may not be able to place or change orders.

To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Each Fund may liquidate and terminate at any time without shareholder approval.

Premium/Discount Information

Retail investors buy and sell Shares in secondary market transactions through brokers at market prices and Shares trade at market prices. The market price of Shares may be greater than, equal to, or less than a Fund’s NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed for trading on a national securities exchange.

DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, each Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Funds and will not be paid by the Funds unless authorized by the Trust’s Board of Trustees. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions. In a mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

○	The Funds make distributions,

○	You sell your Shares listed on the Exchange, and

○	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Shares at the rate for net capital gain. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held Shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in Shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, a Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as short-term capital gain or loss if Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An authorized participant that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An authorized participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of Shares being redeemed and the value of the securities. The Internal Revenue Service (the “Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as short-term capital gain or loss if Shares have been held for one year or less.

If an Authorized Participant purchases or redeems Creation Units, the authorized participant will be sent a confirmation statement showing how many Shares the authorized participant purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

Ultimus Fund Solutions, LLC is the Funds’ administrator and fund accountant. It has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange traded funds.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, 02110-1548, is the Funds’ transfer agent and custodian.

Northern Lights Distributors LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022-3474, is the distributor for Shares. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, Ohio 43215, serves as legal counsel to the Trust.

Cohen & Company Ltd., 1835 Market St., Suite 310, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

OTHER INFORMATION

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the 1933 Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand each Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the annual Form N-CSR, which is available upon request.

Monarch Ambassador Income Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$21.91		$21.80	$24.48	$25.00
Activity from investment operations:
Net investment income (2)	0.52		0.41	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.90		0.09	(2.74)	(0.50)
Total from investment operations	1.42		0.50	(2.48)	(0.38)
Less distributions from:
Net investment income	(0.47)		(0.39)	(0.20)	(0.14)
Total distributions	(0.47)		(0.39)	(0.20)	(0.14)
Net asset value, end of year/period	$22.86		$21.91	$21.80	$24.48
Total return (3)	6.53%		2.28%	(10.14)%	(1.53	)% (4)
Net assets, at end of year/period (000s)	$124,021		$67,928	$42,508	$31,213
Ratio of gross expenses to average net assets before waiver/recapture (6)	1.07	% (9)	1.19%	1.32%	1.44	% (5)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.12	% (9)	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (7)	2.32%		1.86%	1.18%	0.51	% (5)
Portfolio Turnover Rate (8)	86%		133%	228%	123	% (4)

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

Monarch Blue Chips Core Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$31.99		$23.88	$25.74	$25.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.01	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	4.00		8.13	(1.87)	0.83	(8)
Total from investment operations	3.96		8.14	(1.86)	0.74
Less distributions from:
Net investment income	(0.00	) (3)	(0.03)	—	—
Total distributions	(0.00)		(0.03)	—	—
Net asset value, end of year/period	$35.95		$31.99	$23.88	$25.74
Total return (4)	12.38%		34.13%	(7.23)%	2.96	% (5)
Net assets, at end of year/period (000s)	$128,512		$76,768	$34,619	$29,599
Ratio of gross expenses to average net assets before waiver/recapture	1.06	% (9)	1.21%	1.41%	1.46	% (6)
Ratio of net expenses to average net assets after waiver/recapture	1.14	% (9)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income (loss) to average net assets	(0.12)%		0.04%	0.05%	(0.33	)% (6)
Portfolio Turnover Rate (7)	75%		86%	126%	39	% (5)

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.01 per share.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

Monarch Dividend Plus Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.17
Activity from investment operations:
Net investment income (2)	0.37
Net realized and unrealized gain on investments	0.86
Total from investment operations	1.23
Less distributions from:
Net investment income	(0.26)
Total distributions	(0.26)
Net asset value, end of period	$26.14
Total return (3)	4.91	% (4)
Net assets, at end of period (000s)	$56,195
Ratio of net expenses to average net assets	1.24	% (5,7)
Ratio of net investment income to average net assets	1.43	% (5,7)
Portfolio Turnover Rate (6)	77	% (4)

(1)	The Monarch Dividend Plus ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

Monarch ProCap Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2025		February 29, 2024	February 28, 2023	February 28, 2022 (1)
Net asset value, beginning of year/period	$27.33		$25.21	$26.80	$25.00
Activity from investment operations:
Net investment income (2)	0.47		0.39	0.32	0.17
Net realized and unrealized gain (loss) on investments	2.24		2.11	(1.64)	1.89
Total from investment operations	2.71		2.50	(1.32)	2.06
Less distributions from:
Net investment income	(0.47)		(0.38)	(0.27)	(0.22)
Net realized gains	—		—	—	(0.04)
Total distributions	(0.47)		(0.38)	(0.27)	(0.26)
Net asset value, end of year/period	$29.57		$27.33	$25.21	$26.80
Total return (3)	9.97%		10.01%	(4.93)%	8.26	% (4)
Net assets, at end of year/period (000s)	$182,565		$116,152	$99,573	$66,335
Ratio of net expenses to average net assets (6)	1.01	% (9)	1.08%	1.06%	1.17	% (5)
Ratio of net investment income to average net assets (7)	1.61	% (9)	1.51%	1.26%	0.67	% (5)
Portfolio Turnover Rate (8)	118%		215%	396%	291	% (4)

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

Monarch Select Subsector Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.01
Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments	3.27
Total from investment operations	3.25
Less distributions from:
Net investment income	(0.08)
Net realized gains	(0.03)
Total distributions	(0.11)
Net asset value, end of period	$28.15
Total return (3)	13.05	% (4)
Net assets, at end of period (000s)	$107,521
Ratio of net expenses to average net assets (6)	1.08	% (5,9)
Ratio of net investment loss to average net assets (7)	(0.08	)% (5,9)
Portfolio Turnover Rate (8)	172	% (4)

(1)	The Monarch Select Subsector ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

Monarch Volume Factor Dividend Tree Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.03
Activity from investment operations:
Net investment income (2)	0.39
Net realized and unrealized gain on investments	1.95
Total from investment operations	2.34
Less distributions from:
Net investment income	(0.36)
Total distributions	(0.36)
Net asset value, end of period	$27.01
Total return (3)	9.43	% (4)
Net assets, at end of period (000s)	$69,409
Ratio of net expenses to average net assets (6)	1.19	% (5,9)
Ratio of net investment income to average net assets (7)	1.52	% (5,9)
Portfolio Turnover Rate (8)	264	% (4)

(1)	The Monarch Volume Factor Dividend Tree ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(9)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

Monarch Volume Factor Global Unconstrained Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28, 2025 (1)
Net asset value, beginning of period	$25.03
Activity from investment operations:
Net investment income (2)	0.25
Net realized and unrealized gain on investments	1.17
Total from investment operations	1.42
Less distributions from:
Net investment income	(0.33)
Net realized gains	(0.10)
Total distributions	(0.43)
Net asset value, end of period	$26.02
Total return (3)	5.70	% (4)
Net assets, at end of period (000s)	$83,782
Ratio of net expenses to average net assets	1.14	% (5,7)
Ratio of net investment income to average net assets	0.95	% (5,7)
Portfolio Turnover Rate (6)	367	% (4)

(1)	The Monarch Volume Factor Global Unconstrained ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Monarch Ambassador Income Index ETF

Monarch Blue Chips Core Index ETF

Monarch Dividend Plus Index ETF

Monarch ProCap Index ETF

Monarch Select Subsector Index ETF

Monarch Volume Factor Dividend Tree Index ETF

Monarch Volume Factor Global Unconstrained Index ETF

Adviser	Kingsview Wealth Management LLC 509 SE 7th Street, 2nd Floor Grants Pass, OR 97526	Distributor	Northern Lights Distributors LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022-3474
Custodian & Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Administrator	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market St., Suite 310 Philadelphia, PA 19103

Additional information about the Funds is included in the Funds’ SAI dated June 30, 2025. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports and in Form N-CSR. In each Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

To obtain a free copy of the SAI, the annual and semi-annual reports to shareholders, Form N-CSR or other information about the Funds, or to make shareholder inquiries about the Funds, please call toll free (541) 291-4405. Information relating to the Funds can be found on the website at www.monarchfunds.com. You may also write to:

Monarch Ambassador Income Index ETF

Monarch Blue Chips Core Index ETF

Monarch Dividend Plus Index ETF

Monarch ProCap Index ETF

Monarch Select Subsector Index ETF

Monarch Volume Factor Dividend Tree Index ETF

Monarch Volume Factor Global Unconstrained Index ETF

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23066

Monarch Ambassador Income Index ETF

MAMB

Monarch Blue Chips Core Index ETF

MBCC

Monarch Dividend Plus Index ETF

MDPL

Monarch ProCap Index ETF

MPRO

Monarch Select Subsector Index ETF

MSSS

Monarch Volume Factor Dividend Tree Index ETF

MVFD

Monarch Volume Factor Global Unconstrained Index ETF

MVFG

each a series of Northern Lights Fund Trust IV

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2025

Listed and traded on:

the Cboe BZX Exchange, Inc. (the “Exchange”)

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch Dividend Plus Index ETF, Monarch ProCap Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF (each a “Fund” and collectively, the “Funds”) dated June 30, 2025. The Funds’ Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Funds’ Prospectus, annual or semiannual reports without charge by contacting the Funds’ Distributor, Northern Lights Distributors LLC or by calling toll free (541) 291-4405. You may also obtain a Prospectus by visiting the website at www.monarchfunds.com.

TABLE OF CONTENTS

THE FUNDS	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	13
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	14
MANAGEMENT	15
CONTROL PERSONS AND PRINCIPAL HOLDERS	19
INVESTMENT ADVISER AND SUB-ADVISER	21
THE DISTRIBUTOR	24
PORTFOLIO MANAGERS	26
ALLOCATION OF PORTFOLIO BROKERAGE	27
PORTFOLIO TURNOVER	28
OTHER SERVICE PROVIDERS	29
DESCRIPTION OF SHARES	32
ANTI-MONEY LAUNDERING PROGRAM	32
PURCHASE, REDEMPTION AND PRICING OF SHARES	32
TAX STATUS	39
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43
LEGAL COUNSEL	43
FINANCIAL STATEMENTS	43
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	A-1

THE FUNDS

The Funds are diversified series of Northern Lights Fund Trust IV, a Delaware statutory trust organized on June 2, 2015 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board”).

The Funds may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.

Each Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. Each Fund is managed by Kingsview Wealth Management LLC (the “Adviser”) and sub-advised by Penserra Capital Management LLC (the “Sub-Adviser”). The Board may start other series and offer shares of a new fund under the Trust at any time.

TYPES OF INVESTMENTS

A discussion of each Fund’s investment policies and the risks associated with an investment in that Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Debt Obligations

Bonds

A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Similarly, a fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities.

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Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Corporate Bonds

The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Debt Issued by United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional

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(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues participation certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

In 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Insured Bank Obligations

The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $225,000. The Funds may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $225,000 per bank; if the principal amount and accrued interest together exceed $225,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer. It permits daily changes in the amounts invested. The Funds, typically, have the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between the Funds and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser or Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Funds’ investment restriction on illiquid investments unless such notes can be put back to the issuer (redeemed) on demand within seven days.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

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Derivatives

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Funds’ ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Funds. In as much as the Funds’ securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Funds bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Funds’ securities that would result in a loss on both such securities and the options on stock indices acquired by the Funds.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Dealer Options

The Funds may engage in transactions involving dealer options as well as exchange traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange traded options generally have a continuous liquid market while dealer options may not. Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in

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material losses to the Funds. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the U.S. Securities and Exchange Commission (the “SEC”) has taken the position that purchased dealer options are illiquid investments. The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds treat dealer options as subject to the Funds’ limitation on illiquid investments. If the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instruments accordingly.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Funds purchase or sell a security, no price would be paid or received by the Funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Funds’ open positions in futures contracts, the Funds would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds expect to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Funds realize a gain; if it is more, the Funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

Options on Futures Contracts

The Funds may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the

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case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Securities Options

The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the Nasdaq PHLX.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Spread Transactions

The Funds may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange traded. The purchase of a spread option gives a Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Funds, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

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Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments

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that could affect assets of a Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent currency exchange transactions do not fully protect the Funds against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Funds invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Funds’ assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Funds invest relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Funds’ assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts (“ADRs”) are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Illiquid and Restricted Investments

Each Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the 1933 Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions

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may not be indicative of the liquidity of such investments. Rule 144A under the 1933 Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”).

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the 1933 Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Funds’ assets invested in illiquid investments if institutional buyers are unwilling to purchase such securities.

Investment Companies

Investments in closed-end investment companies, exchange traded funds and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. The Funds intend to limit their investments in accordance with applicable law or as permitted by Rule 12d1-4 of the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by each Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

To the extent applicable, each Fund intends to rely on Section 12(d)(1)(F) and Rule 12d1-4 under the 1940 Act which in conjunction with one another allow registered investment companies (such as a Fund) to exceed the limitations described above, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) do not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds, and the registered investment company “mirror votes” any securities purchased pursuant to Section 12(d)(1)(F).

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, and marginability, and are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts. Under certain circumstances, the Adviser may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

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ETFs have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 25,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Open-End Investment Companies

Each Fund and any “affiliated persons,” as defined by the 1940 Act may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, a Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser or Sub-Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Funds and the Adviser or Sub-Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Funds without accomplishing any investment purpose.

Closed-End Investment Companies

A Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE Arca, NASDAQ or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Funds generally will purchase shares of closed-end funds only in the secondary market. The Funds will incur normal brokerage costs on such purchases similar to the expenses the Funds would incur for the purchase of securities of any other type of issuer in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser or Sub-Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Funds purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Funds may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Funds will ever decrease. In fact, it is possible that this market discount may increase and the Funds may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting NAV of the Funds’ shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Funds at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Funds.

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Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Funds’ investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Lending Portfolio Securities

For the purpose of achieving income, a Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of a Fund.

Real Estate Investment Trusts

Each Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Funds can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Funds, a shareholder bears not only a proportionate share of the expenses of the Funds, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Regulation as a Commodity Pool Operator

The Funds have filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Funds’ operation. Accordingly, the Funds will not be subject to registration or regulation as a commodity pool operator.

Short Sales

Each Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

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When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund incurs a loss; conversely, if the price declines, the Fund realizes a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker. A short sale is “against the box” to the extent a Fund contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as a Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Funds generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by a Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid investments. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while a Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued, Forward Commitments and Delayed Settlements

Each Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Funds may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Funds’ commitment. It may be expected that the Funds’ net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Funds segregate liquid assets to satisfy purchase commitments in the manner described, the Funds’ liquidity and the ability of the Adviser to manage them may be affected in the event the Funds’ forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Funds purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market

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value of the Funds starting on the day the Funds agree to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Investments in Bitcoin ETFs

Monarch Volume Factor Global Unconstrained Index ETF may seek investment exposure to bitcoin by investing directly in shares of bitcoin ETFs that are registered with the SEC.

Bitcoin is a digital commodity that is not issued by a government, bank or central organization. Bitcoin exists on an online, peer-to-peer computer network that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoin has no physical existence beyond the record of transactions on the Blockchain. Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. Bitcoin is not legal tender. Federal, state or foreign governments may restrict the use and exchange of bitcoin, and regulation in the U.S. is still developing. Bitcoin exchanges from time to time have stopped operating and have permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin exchanges are new, largely unregulated, and may be more exposed to fraud.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of a Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. No Fund may:

1.	Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder, which allow a borrowing from a bank where the Fund maintains an asset coverage ratio of at least 300% while the borrowing is outstanding;

2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs);

5.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities;

6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

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If a restriction on a Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation #2 above, if a Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

Although fundamental investment restriction #7 reserves for the Funds the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

In addition to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board to bring the subject action unless such pre-suit demand is excused. A demand on the Board shall only be excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. A Trustee shall not be deemed to have a personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Funds’ portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor (as defined below) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Funds’ portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Funds in the secondary market. This information typically reflects the Funds’ anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Funds’ portfolio holdings may be permitted to personnel of third-party service providers, including the Custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Funds.

The Funds disclose on the Adviser’s website at www.monarchfunds.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Funds that will form the basis of the Funds’ calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Funds may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds’ portfolio holdings with the SEC on Form N-PORT. The Trust will also disclose a complete schedule of the Funds’ portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-PORT and Form N-CSR for the Funds are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT and Form N-CSR are available without charge, upon request, by calling toll free (541) 291-4405, visiting www.monarchfunds.com or by writing to: Monarch ETFs, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

The Adviser and Sub-Adviser. Personnel of the Adviser, including personnel responsible for overseeing management of the Funds’ portfolio, and personnel of the Sub-Adviser, including personnel responsible for management of the Funds’ portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser or Sub-Adviser to provide its management, administrative, and investment services to the Funds. As required for purposes

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of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser and Sub-Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Ultimus Fund Solutions, LLC. Ultimus Fund Solutions, LLC is the fund accountant, administrator and custody administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Brown Brothers Harriman & Co. Brown Brothers Harriman & Co. is custodian and transfer agent for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd. Cohen & Company, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to the Funds’ portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP. Thompson Hine LLP is counsel to the Funds; therefore, its personnel have access to the Funds’ portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of three (3) individuals, none of whom are “interested persons” (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust (“Independent Trustees”). Pursuant to the Governing Documents, the Board shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Board, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Board Leadership Structure

The Trust is led by Joseph Breslin, who has served as the Chairman of the Board since July 2015. The Board is comprised of three Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees meet in executive session, at least quarterly. Pursuant to the Governing Documents, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, (c) executing and administering Trust policies including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. The Trust believes that the Chairman of the Board, the independent chair of the Audit Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

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Board Risk Oversight

The Board has a standing independent Audit Committee, Nominating and Governance Committee and Contract Review Committee, each with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial risk and reporting within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information. The primary purposes of the Nominating and Governance Committee are to consider and evaluate the structure, composition and operation of the Board, to evaluate and recommend individuals to serve on the Board, and to consider and make recommendations relating to the compensation of the Independent Trustees.  The Nominating and Governance Committee may consider recommendations for candidates to serve on the Board from any source it deems appropriate. The primary purpose of the Contract Review Committee is to oversee and guide the process by which the Independent Trustees annually consider whether to approve or renew the Trust’s investment advisory, sub-advisory and distribution agreements, Rule 12b-1 plans, and such other agreements or plans involving the Trust as specified in the Contract Review Committee’s charter or as the Board determines from time to time.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of his individual overall merits including his: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Breslin has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate based, in part, upon his years of service as an officer and/or Trustee to other registered investment companies. Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. Since 2010, he has been the President of a financial services firm and from 1994 through 2010, held various roles at a publicly held company providing financial research, publications and money management services to retail and institutional investors, including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of the Northern Lights Fund Trust II and has previously served as a director of certain public companies. Charles R. Ranson has more than 20 years’ experience in strategic analysis and planning, risk assessment, and capital formation in the operation of complex organizations and entrepreneurial ventures. In addition to his service to the Trust, Mr. Ranson serves as an independent trustee to another mutual fund complex. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.

Independent Trustees**

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	Senior Counsel, White Oak Global Advisors, LLC (since 2016); and President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009-2024).	7	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2002); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2015).
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates, Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	7	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (1981-2025)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	7	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012); North Country Funds (since February 2025)

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Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Timothy Burdick 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1986	Vice President since 2024	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2023); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022-2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Director (since 2024); Associate Director (2022-2024) and Manager (2018-2022), Legal Administration, Ultimus Fund Solutions, LLC.	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023); Vice President and Senior Compliance Officer, Northern Lights Compliance, LLC (2019 - 2022).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 1, 2025, the Trust was comprised of 33 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

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Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Independent Trustees. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. Mr. Breslin serves as the Chairman of the Audit Committee. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal year ended February 28, 2025, the Audit Committee met ten times.

Nominating and Governance Committee

The Board has a Nominating and Governance Committee consists of all of the Independent Trustees. The Nominating and Governance Committee’s responsibilities (which may also be conducted by the Board) include: (i) recommending persons to be nominated or re-nominated as Trustees in accordance with the Independent Trustee’s Statement of Policy on Criteria for Selecting Independent Trustees; (ii) reviewing the Trust’s officers, and conducting Chief Compliance Officer searches, as needed, and providing consultation regarding other CCO matters, as requested; (iii) reviewing trustee qualifications, performance, and compensation; (iv) reviewing periodically with the Board the size and composition of the Board as a whole; (v) annually evaluating the operations of the Board and its Committees and assist the Board in conducting its annual self-evaluation; (vi) making recommendations on the requirements for, and means of, Board orientation and training; (vii) periodically reviewing the Board’s corporate Governance policies and practices and recommend, as it deems appropriate, any changes to the Board; (viii) considering any corporate governance issues that arise from time to time, and developing appropriate recommendations for the Board; and (ix) supervising counsel for the Independent Trustees. The Nominating and Governance Committee will accept independent trustee nominations from shareholders. Shareholders may nominate trustee candidates for the Nominating and Governance Committee to consider by contacting the Trust. Mr. Ranson serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee operates pursuant to a Nominating and Governance Committee Charter. During the fiscal year ended February 28, 2025, the Nominating and Governance Committee met once.

Contract Review Committee

The Board has a Contract Review Committee that consists of all of the Independent Trustees. The primary purpose of the Contract Review Committee is to oversee and guide the process by which the Independent Trustees annually consider whether to approve or renew the Trust’s investment advisory, sub-advisory and distribution agreements, Rule 12b-1 plans, and such other agreements or plans involving the Trust as specified in the Contract Review Committee’s charter or as the Board determines from time to time. The Board may also assign to the Contract Review Committee responsibility to evaluate and make recommendations on contracts in unusual situations, for example, where a contract is expected to terminate because of a change of control of an investment adviser. The Contract Review Committee’s responsibilities include: (i) identifying the scope and format of information to be requested from service providers in connection with the evaluation of each contract or plan and meet and evaluate such information at least annually in advance of the automatic expiration of such contracts by operation of law or by their terms; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Board or the Independent Trustees; (iii) evaluating regulatory and other developments coming to its attention that might reasonably be expected to have an impact on the

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Independent Trustees’ consideration of how to evaluate and whether or not to renew a contract or plan; (iv) assisting in circumscribing the range of factors considered by the Board relating to the approval or renewal of advisory or sub-advisory agreements; (v) recommending to other committees and/or to the Independent Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by Independent Trustees; (vi) investigating and reporting on any other matter brought to its attention within the scope of its duties; and (vii) performing such other duties as are consistent with the Contract Review Committee’s purpose or that are assigned to it by the Board. Mr. Sarkany serves as the Chairman of the Contract Review Committee. The Chairman of the Contract Review Committee meets with Independent Trustee counsel, Trust counsel and Trust officers quarterly to review and discuss the 15(c) questionnaire responses submitted by each adviser/sub-adviser in support of Board approval of its investment advisory or sub-advisory agreement. The Contract Review Committee operates pursuant to a Contract Review Committee Charter. During the fiscal year ended February 28, 2025, the Contract Review Committee met four times.

Compensation

Each Independent Trustee receives a quarterly fee of $32,500 to be paid by the Trust within 10 days of the commencement of each calendar quarter for his service as a Trustee of the Board, as well as reimbursement for any reasonable expenses incurred for attending regularly scheduled Board and committee meetings. In addition to this quarterly fee and expense reimbursements, the Chair of each of the Audit Committee, Nomination and Governance Committee and Contract Review Committee receives a quarterly fee of $2,500 for his service as a committee chair.

In the event that an in-person meeting of the Board other than its regularly scheduled meetings”(a “Special Meeting”) is required, each Independent Trustee will receive a fee of $5,000 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the Trust or the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting. The Independent Trustees at their sole discretion shall determine when a particular meeting constitutes a Special Meeting for purpose of the $5,000 fee.

None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Independent Trustees received from the Funds during the fiscal year ended February 28, 2025. Each Trustee is expected to attend all quarterly meetings during the year. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Trustee	Monarch Ambassador Income Index ETF	Monarch Blue Chips Core Index ETF	Monarch ProCap Index ETF	Monarch Dividend Plus Index ETF	Monarch Select Subsector Index ETF	Monarch Volume Factor Dividend Tree Index ETF	Monarch Volume Factor Global Unconstrained Index ETF	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
Joseph Breslin	$3,545	$3,545	$3,545	$3,545	$3,545	$3,545	$3,545	$0	$0	$24,814
Thomas Sarkany	$3,545	$3,545	$3,545	$3,545	$3,545	$3,545	$3,545	$0	$0	$24,814
Charles Ranson	$3,545	$3,545	$3,545	$3,545	$3,545	$3,545	$3,545	$0	$0	$24,814

*	There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Funds.

Management and Trustee Ownership

As of December 31, 2024, the Trustees and officers, as a group, owned no shares of the Funds or any of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

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The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. The following persons or “groups” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”)) are DTC members reflecting ownership of 5% or more of a Fund’s outstanding shares as of June 6, 2025:

Monarch Ambassador Income Index ETF
Name and Address:	Percentage of Shares Owned
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	18.23%
Raymond James 880 Carilion Parkway Saint Petersburg Fl, 33716	80.36%

Monarch Blue Chips Core Index ETF
Name and Address:	Percentage of Shares Owned
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	15.86%
Goldman Sachs 30 Hudson Street Jersey City, NY 07302	11.86%
Raymond James 880 Carilion Parkway Saint Petersburg FL, 33716	70.00%

Monarch Dividend Plus Index ETF
Name and Address:	Percentage of Shares Owned
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	17.91%
Raymond James 880 Carilion Parkway Saint Petersburg Fl, 33716	80.67%

Monarch ProCap Index ETF
Name and Address:	Percentage of Shares Owned
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	36.22%
Raymond James 880 Carilion Parkway Saint Petersburg Fl, 33716	63.00%

Monarch Select Subsector Index ETF
Name and Address:	Percentage of Shares Owned
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	18.84%
Raymond James 880 Carilion Parkway Saint Petersburg Fl, 33716	80.35%

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Monarch Volume Factor Dividend Tree Index ETF
Name and Address:	Percentage of Shares Owned
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	69.17%
Raymond James 880 Carilion Parkway Saint Petersburg Fl, 33716	29.79%

Monarch Volume Factor Global Unconstrained Index ETF
Name and Address:	Percentage of Shares Owned
Raymond James 880 Carilion Parkway Saint Petersburg Fl, 33716	53.91%
Charles Schwab & Co. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	44.90%

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser. Sub-Adviser and Advisory Agreement

Kingsview Wealth Management LLC, 509 SE 7th Street, 2nd Floor, Grants Pass, OR 97526 serves as the Funds’ investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

Penserra Capital Management LLC, located at 4 Orinda Way, Suite 100, Orinda, CA 94563, serves as the Funds’ investment sub-adviser. The Sub-Adviser is registered with the SEC as an investment adviser under the Advisers Act.

Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board, and in conformity with the stated policies of the Funds, supervises the portfolio investment operations of the Funds. The Adviser has overall supervisory responsibilities for the Sub-Adviser’s general management and investment of the Funds’ securities portfolio, as detailed below, which are subject to review and approval by the Board. In general, the Adviser’s duties include setting the Funds’ overall investment strategies in consultation with the Sub-Adviser.

Pursuant to the Advisory Agreement, the Adviser shall act as the investment adviser to the Funds and, as such shall, perform each of the following, or delegate such to the Sub-Adviser: (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or Sub-Adviser, or their designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser or Sub-Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities.

The Advisory Agreement for Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF was last approved by the Board, including by a majority of the Independent Trustees, at a meeting held on October 16, 2024. The Advisory Agreement for Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on October 24, 2023.

In addition, the Adviser, subject to the oversight of the Board, provides the management and supplemental administrative services necessary for the operation of the Funds. These services include providing assistance in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining

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the Funds’ records and the registration of the Funds’ shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Funds; and furnishing reports, evaluations and analyses on a variety of subjects to the Board.

Each Fund pays an annual management fee (computed daily and payable monthly) of 0.85% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least June 30, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))will not exceed 1.25% of each Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

For the fiscal year ended February 28, 2025 the Adviser earned (and waived or reimbursed) the following advisory fees:

Fund	Advisory Fees Earned	Advisory Fees (Waived) or Recaptured	Net Fees Earned by the Adviser	Fund Expenses Reimbursed by the Adviser	Amount Subject to Recoupment
Monarch Ambassador Income Index ETF	$757,437	$44,988	$802,425	$0	$0
Monarch Blue Chips Core Index ETF	$885,453	$83,340	$968,793	$0	$0
Monarch Dividend Plus Index ETF*	$323,666	$0	$323,666	$0	$0
Monarch ProCap Index ETF	$1,244,804	$0	$1,244,804	$0	$0
Monarch Select Subsector Index ETF*	$573,667	$0	$573,667	$0	$0
Monarch Volume Factor Dividend Tree Index ETF*	$394,692	$0	$394,692	$0	$0
Monarch Volume Factor Global Unconstrained Index ETF*	$456,998	$0	$456,998	$0	$0

*	Fund commenced operations on March 6, 2024.

For the fiscal year ended February 29, 2024 the Adviser earned (and waived or reimbursed) the following advisory fees:

Fund	Advisory Fees Earned	Advisory Fees (Waived) or Recaptured	Net Fees Earned by the Adviser	Fund Expenses Reimbursed by the Adviser	Amount Subject to Recoupment
Monarch Ambassador Income Index ETF	$429,248	$27,895	$457,143	$0	$0
Monarch Blue Chips Core Index ETF	$401,246	$16,885	$418,131	$0	$0
Monarch ProCap Index ETF	$739,758	$0	$739,758	$0	$0

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For the fiscal year ended February 28, 2023 the Adviser earned (and waived or reimbursed) the following advisory fees:

Fund	Advisory Fees Earned	Advisory Fees (Waived) or Recaptured	Net Fees Earned by the Adviser	Fund Expenses Reimbursed by the Adviser	Amount Subject to Recoupment
Monarch Ambassador Income Index ETF	$317,348	$(25,327)	$292,021	$0	$25,327
Monarch Blue Chips Core Index ETF	$265,750	$(48,986)	$216,764	$0	$48,968
Monarch ProCap Index ETF	$731,944	$0	$731,944	$0	$0

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Funds. Under the terms of the Advisory Agreement, the Funds are responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Independent Trustees (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Funds and of pricing the Funds’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Funds, (e) brokerage commissions and any issue or transfer taxes chargeable to the Funds in connection with its securities transactions, (f) all taxes and corporate fees payable by the Funds to governmental agencies, (g) the fees of any trade association of which the Funds may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Funds and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Funds’ registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Board meetings (including travel expenses of trustees and officers of the Trust) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

The Advisory Agreement continued in effect for two (2) years initially and shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval or by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of a Fund (with respect to that Fund). The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Board or by the Adviser, or by holders of a majority of a Fund’s outstanding shares (with respect to that Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

The Adviser and the Board have chosen to engage the Sub-Adviser in part because of the Sub-Adviser’s prior expertise and performance in advising other accounts. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, under the supervision of the Adviser, agrees to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser or Sub-Adviser.

As compensation for the sub-advisory services it provides to each Fund, the Adviser pays the Sub-Adviser an annual percentage rate of each Fund’s average daily net assets or a minimum fee as follows:

0.05% on the first $100 million in aggregate net assets;

0.04% on the next $400 million in aggregate net assets;

0.03% on aggregate net assets in excess of $500 million.

The Sub-Adviser receives an annual minimum fee of $15,000 on each fund. The fee paid to the Sub-Adviser by the Adviser will be paid from the Adviser’s management fee and is not an additional cost to the Fund. The Sub-Advisory Agreement was effective for an initial two-year period and continues in effect for successive twelve-month periods, provided that the Board annually approves it for continuance.

A discussion of the matters considered by the Board in connection with the renewal of the Advisory Agreement and Sub-Advisory Agreement for Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF is available in the Funds’ Form N-CSR dated February 28, 2025. A discussion of the matters considered by the Board in connection with the approval of the Advisory Agreement and Sub-Advisory Agreement for Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF is available in the Funds’ Form N-CSR dated August 31, 2024.

23

Codes of Ethics

The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Funds; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser’s designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Funds voted proxies relating to portfolio securities held by the Funds during the most recent 12-month period ending June 30 will be available without charge, upon request, by (1) calling the Funds toll free at (541) 291-4405; (2) visiting the Fund’s website, www.monarchfunds.com; and (3) accessing the SEC’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling toll free (541) 291-4405 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Funds.

The Distribution Agreement continues in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor (“Qualified Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days’ written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

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Rule 12b-1 Plans

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Shares pursuant to which the Funds are authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plans. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of each Fund’s average daily net assets. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon each Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. Each Fund bears its own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by the Funds under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Funds.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Distributor is required to provide a written report, at least quarterly to the Board, specifying in reasonable detail the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plans may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Funds (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Independent Trustees who have no direct or indirect financial interest in the plan (the “Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plans. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Funds at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

25

PORTFOLIO MANAGERS

Dustin Lewellyn, Ernesto Tong and Christine Johanson serve as the portfolio managers of the Funds.

As of February 28, 2025, the portfolio managers are responsible for the portfolio management of the following types of accounts in addition to the Funds:

Dustin Lewellyn

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	37	$10.833	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Ernesto Tong

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	37	$10.833	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Christine Johanson

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	37	$10.833	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of a Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute a Fund’s portfolio trades and/or specific uses of commissions from a Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

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Compensation

Messrs. Lewellyn and Tong and Ms. Johanson are compensated through a salary and discretionary bonus.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of February 28, 2025.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Monarch Ambassador Income Index ETF	Dollar Range of Equity Securities in the Monarch Blue Chips Core Index ETF	Dollar Range of Equity Securities in the Monarch Dividend Plus Index ETF	Dollar Range of Equity Securities in the Monarch ProCap Index ETF	Dollar Range of Equity Securities in the Monarch Select Subsector Index ETF	Dollar Range of Equity Securities in the Monarch Volume Factor Dividend Tree Index ETF	Dollar Range of Equity Securities in the Monarch Volume Factor Global Unconstrained Index ETF
Dustin Lewellyn	None	None	None	None	None	None	None
Ernesto Tong	None	None	None	None	None	None	None
Christine Johanson	None	None	None	None	None	None	None

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio managers who are employees of the Adviser or Sub-Adviser. The Adviser or Sub-Adviser is authorized by the Board to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser/Sub-Adviser for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser or Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser or Sub-Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Funds. In allocating portfolio brokerage, the Adviser or Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

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For the fiscal year ended February 28, 2025, the Funds paid the following brokerage commissions:

Fund	Brokerage Commissions Fees
Monarch Ambassador Income Index ETF	$25,278
Monarch Blue Chips Core Index ETF	$12,925
Monarch Dividend Plus Index ETF*	$10,835
Monarch ProCap Index ETF	$41,630
Monarch Select Subsector Index ETF*	$37,261
Monarch Volume Factor Dividend Tree Index ETF*	$71,356
Monarch Volume Factor Global Unconstrained Index ETF*	$63,586

*	Fund commenced operations on March 6, 2024.

For the fiscal year ended February 29, 2024, the Funds paid the following brokerage commissions:

Fund	Brokerage Commissions Fees
Monarch Ambassador Income Index ETF	$23,106
Monarch Blue Chips Core Index ETF	$14,164*
Monarch ProCap Index ETF	$54,406

*	During the fiscal year ended February 29, 2024, the Monarch Blue Chips Core Index ETF experienced an increase in brokerage commissions due to an increase in assets under management and market volatility.

For the fiscal year ended February 28, 2023, the Funds paid the following brokerage commissions:

Fund	Brokerage Commissions Fees
Monarch Ambassador Income Index ETF	$37,058
Monarch Blue Chips Core Index ETF	$5,509
Monarch ProCap Index ETF	$86,414

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

For the fiscal year ended February 28, 2025, the Funds had the following turnover rate:

Fund	Portfolio Turnover Rate
Monarch Ambassador Income Index ETF	86%
Monarch Blue Chips Core Index ETF	75%
Monarch Dividend Plus Index ETF*	77%
Monarch ProCap Index ETF**	118%
Monarch Select Subsector Index ETF*	172%
Monarch Volume Factor Dividend Tree Index ETF*	264%
Monarch Volume Factor Global Unconstrained Index ETF*	367%

*	Fund commenced operations on March 6, 2024.

**	The index the Monarch ProCap Index Fund ETF seeks to track bases its allocations on the identified phases of the economic cycle using a proprietary analysis of macroeconomic data about employment trends in the U.S. economy. For the fiscal year ended February 28, 2025, the index identified fewer changes to these economic cycle phases, which led to a lower portfolio turnover rate.

For the fiscal year ended February 29, 2024, the Funds had the following turnover rate:

Fund	Portfolio Turnover Rate
Monarch Ambassador Income Index ETF	133%
Monarch Blue Chips Core Index ETF	86%
Monarch ProCap Index ETF	215%

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OTHER SERVICE PROVIDERS

Fund Administration

Ultimus Fund Solutions, LLC, (the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to a Fund Services Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement became effective on October 20, 2021, remained in effect for two years from the effective date, and will continue thereafter in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statements of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator also provides the Funds with accounting services, including: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Funds.

For administrative services rendered to the Funds under the agreement, each Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Funds under the Agreement, each Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. The Funds also pay the Administrator for any out-of-pocket expenses.

29

For the fiscal year ended February 28, 2025, the Funds paid the following for administration services:

Fund	Administration Services Fees
Monarch Ambassador Income Index ETF	$81,652
Monarch Blue Chips Core Index ETF	$97,350
Monarch Dividend Plus Index ETF*	$49,915
Monarch ProCap Index ETF	$116,525
Monarch Select Subsector Index ETF*	$66,415
Monarch Volume Factor Dividend Tree Index ETF*	$54,915
Monarch Volume Factor Global Unconstrained Index ETF*	$54,916

*	Fund commenced operations on March 6, 2024.

For the fiscal year ended February 29, 2024, the Funds paid the following for administration services:

Fund	Administration Services Fees
Monarch Ambassador Income Index ETF	$67,249
Monarch Blue Chips Core Index ETF	$67,549
Monarch ProCap Index ETF	$67,797

For the fiscal year ended February 28, 2023, the Funds paid the following for administration services:

Fund	Administration Services Fees
Monarch Ambassador Income Index ETF	$60,901
Monarch Blue Chips Core Index ETF	$60,800
Monarch ProCap Index ETF	$60,800

Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548 acts as transfer, dividend disbursing, and shareholder servicing agent for each Fund pursuant to written agreement with Funds (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the fiscal year ended February 28, 2025, the Funds paid the following for transfer agent services:

Fund	Transfer Agent Services Fees
Monarch Ambassador Income Index ETF	$10,001
Monarch Blue Chips Core Index ETF	$9,501
Monarch Dividend Plus Index ETF*	$9,951
Monarch ProCap Index ETF	$10,001
Monarch Select Subsector Index ETF*	$9,451
Monarch Volume Factor Dividend Tree Index ETF*	$9,951
Monarch Volume Factor Global Unconstrained* Index ETF	$9,951

*	Fund commenced operations on March 6, 2024.

For the fiscal year ended February 29, 2024, the Funds paid the following for transfer agent services:

Fund	Transfer Agent Services Fees
Monarch Ambassador Income Index ETF	$10,524
Monarch Blue Chips Core Index ETF	$10,030
Monarch ProCap Index ETF	$10,530

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For the fiscal year ended February 28, 2023, the Funds paid the following for transfer agent services:

Fund	Transfer Agent Services Fees
Monarch Ambassador Income Index ETF	$10,413
Monarch Blue Chips Core Index ETF	$10,987
Monarch ProCap Index ETF	$10.486

Custodian

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110-1548 (the “Custodian”), serves as the custodian of each Funds’ assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, an affiliate of the Administrator and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Funds, the Funds pay NLCS a one-time fee plus an annual asset-based fee, which scales downward based upon net assets. The Funds also pay NLCS for any out-of-pocket expenses.

For the fiscal year ended February 28, 2025, the Funds paid the following for compliance services:

Fund	Compliance Services Fees
Monarch Ambassador Income Index ETF	$17,532
Monarch Blue Chips Core Index ETF	$19,483
Monarch Dividend Plus Index ETF*	$11,570
Monarch ProCap Index ETF	$24,075
Monarch Select Subsector Index ETF*	$14,320
Monarch Volume Factor Dividend Tree Index ETF*	$12,320
Monarch Volume Factor Global Unconstrained Index ETF*	$12,320

*	Fund commenced operations on March 6, 2024.

For the fiscal year ended February 29, 2024, the Funds paid the following for compliance services:

Fund	Compliance Services Fees
Monarch Ambassador Income Index ETF	$18,626
Monarch Blue Chips Core Index ETF	$17,665
Monarch ProCap Index ETF	$23,993

For the fiscal year ended February 28, 2023, the Funds paid the following for compliance services:

Fund	Compliance Services Fees
Monarch Ambassador Income Index ETF	$17,407
Monarch Blue Chips Core Index ETF	$16,005
Monarch ProCap Index ETF	$26,602

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DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” Shares of a Fund are bought and sold at a price in two different ways depending upon the type of investor.

Investors may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from a Fund directly and those transactions are effected at the Fund’s NAV.

The NAV of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of a Fund.

Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, at least

32

quarterly, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when the Funds calculate NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Funds may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Funds can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Funds’ calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Funds’ fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Funds’ NAV by short-term traders. In addition, because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the Exchange Close.

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Creation Units

The Funds sell and redeem Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares for the Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF; and 25,000 Shares for the Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF and Monarch ProCap Index ETF. The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

Only authorized participants may purchase or redeem Creation Units. In order to be an authorized participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and such firm must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Funds’ Creation Units.

Investors who are not authorized participants but want to transact in Creation Units may contact the Distributor for the names of authorized participants. An authorized participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an authorized participant and therefore must still transact through an authorized participant may incur additional charges. There are expected to be a limited number of authorized participants at any one time.

Orders must be transmitted by an authorized participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fee for the Funds is listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$225	2.0%

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an authorized participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an authorized participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process

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must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Funds may trade on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of the Funds, or to purchase or sell shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Funds and (y) the market value of the Deposit Securities. If (x) is more than (y), the authorized participant will pay the Cash Component to a Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from a Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the authorized participant purchasing a Creation Unit. The authorized participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Funds may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Funds may permit or require cash in lieu of Deposit Securities when, for example, the authorized participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Funds will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu and certain other types of Creation Units are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an authorized participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An authorized participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

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Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the authorized participant agrees to deliver the requisite Portfolio Deposit to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to a Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Funds for any losses incurred by the Funds in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser or Sub-Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Funds to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Funds, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Funds’ accounts at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds in U.S. dollars estimated by the Funds to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Funds. The Funds’ determination shall be final and binding.

Each Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund, Adviser or Sub-Adviser, have an adverse effect on the Trust, Funds or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor, the Adviser and Sub-Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Sub-Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Funds, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the authorized participant that placed the order.

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Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+3.

In certain cases, authorized participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to a Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser or Sub-Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+3, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that certain Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser or Sub-Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Funds is cash in U.S. Dollars.

While certain Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser or Sub-Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Funds may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Funds for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Funds. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Funds and (y) the market value of the Redemption Securities. If (x) is more than (y), the authorized participant will receive the Cash Component from a Fund. If (x) is less than (y), the authorized participant will pay the Cash Component to a Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser or Sub-Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including

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the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-Lieu

Each Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. Each Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the authorized participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Funds will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu and certain other types of Redemption Baskets are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An authorized participant submitting a redemption request is deemed to represent to a Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Funds. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the authorized participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An authorized participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the authorized participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the authorized participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The authorized participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the

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appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser or Sub-Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Funds’ accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The authorized participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming authorized participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to a Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, authorized participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Funds may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Funds.

The Funds qualify and have elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Tax Code”), and intend to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Funds. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that

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these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$216,270	$—	$(53,336)	$(4,692,186)	$—	$1,259,574	$(3,269,678)
MBCC	$—	$—	$(55,162)	$(4,069,302)	$—	$15,130,371	$11,005,907
MDPL	$152,967	$—	$(652,300)	$(412,155)	$—	$(1,319,814)	$(2,231,302)
MPRO	$76,718	$—	$(477,135)	$(9,557,497)	$—	$3,257,935	$(6,699,979)
MSSS	$—	$—	$(410,604)	$—	$—	$543,573	$132,969
MVFD	$22,275	$—	$—	$(3,134,229)	$—	$2,865,743	$(246,211)
MVFG	$—	$—	$(2,328,078)	$—	$—	$(1,205,174)	$(3,533,252)

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made quarterly for the Funds. Distributions of net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Funds unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, a Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, the Funds expect to time their distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

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Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Tax Code, the Funds are required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Funds are notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Funds’ hedging activities (including their transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the

41

shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, a Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a qualified electing fund (“QEF”), in which case the Fund is required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Funds’ transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by a Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Fund. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

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Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Funds are required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year, the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1835 Market St., Suite 310, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm for the current fiscal year. The firm provides services including (i) audit of annual financial statements, and (ii) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Funds for the fiscal year ended February 28, 2025. You can obtain a copy of the financial statements contained in the Funds’ Annual or Semi-Annual Report without charge by calling the Funds at (541) 291-4405.

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Appendix A

PROXY VOTING POLICIES AND PROCEDURES

Kingsview serves as investment adviser to certain investment companies under the Northern Lights Fund Trust IV. Kingsview will vote the proxies of securities held by the Monarch Funds to which it acts as an adviser in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act. The proxies of companies in the portfolio are subject to applicable investment restrictions of the funds and will be voted in accordance with any resolutions or other instructions approved by authorized persons of the funds.

The Monarch Funds may invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Kingsview to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. The proxy records will be maintained by the proxy voting vendor and periodically reviewed by Compliance. As required by the Advisers Act, Kingsview retains records of votes cast for the Monarch Funds and all documents prepared by the Adviser regarding votes cast.

Kingsview’s proxy voting procedures for the Monarch Funds are designed and implemented to reasonably ensure that proxy matters voted in the best interest of the funds and material conflicts will be resolved in the best interest of investors in the Monarch Fund. Each vote is ultimately cast on a case-by-case basis, taking into consideration all relevant facts and circumstances known at the time of the vote.

Kingsview has engaged a proxy voting vendor to provide research, assist with the voting process and serve as the record keeper for the votes cast. In determining how to vote proxies, Kingsview will consider the proxy voting vendor’s recommendations, among other matters. Kingsview will not default to the proxy voting vendor’s recommendations or the recommendations of management. When applicable, the proxy voting vendor is responsible for coordinating with the Monarch Funds’ custodians to ensure that all proxy materials received by the custodians relating to the Monarch Funds’ portfolio securities are processed in a timely fashion. Kingsview treats the proxy voting vendor as a critical service provider and will generally review the firm’s policies and procedures annually, if not more frequently. Kingsview made the decision to engage a proxy voting vendor primarily for its reconciliation and recordkeeping services.

A primary factor used in determining whether to invest or continue an investment in a particular issuer’s securities is the quality of that company’s management. Therefore, all other things being equal, the recommendations of management on any proxy matter will be given significant consideration of how to vote that proxy. Proxies will be voted on a case-by-case basis on issues concerning, but not limited to the following: corporate governance, changes to capital structure, stock option plans and management compensation and social and corporate responsibility. While a wide variety of factors goes into each analysis, the overall principal guiding all vote decisions focuses on how the proposal will enhance the economic value of the company. Instances may occur where a proxy vote will be inconsistent with the recommendations of management and the proxy voting vendor.

When a proxy is received by Kingsview, Compliance will forward a copy of the ballot to the respective Portfolio Manager of the strategy. The Portfolio Manager is responsible for providing instructions on how to vote each proxy. Compliance will vote the proxy via the online portal provided by the proxy vendor.

Kingsview will attempt to process every proxy vote it receives. There may be instances where Kingsview may not be given enough time to process a proxy vote. For example, Kingsview, through no fault of its own, may receive a meeting notice too late to act or may be unable to obtain a timely translation so it could vote the shares.

From time-to-time Kingsview may have conflicts related to proxy voting. As a matter of policy, Kingsview’s Supervised Persons will not be influenced by outside sources whose interests conflict with the interests of investors in the Monarch Funds. Any such person who becomes aware of a material conflict between the interests of investors in the Monarch Funds and the interests of Kingsview relating to a particular proxy vote shall immediately disclose that conflict to the CCO. The CCO along with management of Kingsview is responsible for monitoring and resolving such conflicts.

A-1

As required by the Advisers Act, Kingsview retains records of votes cast on behalf of the Monarch Funds, records of requests for proxy voting information and all documents prepared by Kingsview regarding votes cast. Clients may obtain a record of Kingsview’s proxy voting for the Monarch Funds, free of charge, by calling 312.870.6701.

A-2

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits

Each of the Exhibits incorporated by reference below are found in File Nos. 811-23066, 333-204808.

(a)	Articles of Incorporation
(a)(1)	Amended Agreement and Declaration of Trust was previously filed as an exhibit to the Registrant’s Registration Statement on March 24, 2020 with Post-Effective Amendment No. 163 and is incorporated by reference.
(a)(2)	Certificate of Trust was previously filed as an exhibit to the Registrant’s Registration Statement on June 8, 2015 and is incorporated by reference.
(b)	Revised By-Laws were previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.
(d)	Investment Advisory Contracts
(d)(1)	Management Agreement between Main Management Fund Advisors, LLC and the Registrant, with respect to the Main BuyWrite ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 15, 2022 in Post-Effective Amendment No. 272 and is incorporated by reference.
(d)(1)(a)	Amended Appendix A to the Management Agreement between Main Management Fund Advisors, LLC and the Registrant, with respect to the Main BuyWrite ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(d)(2)	Management Agreement between Moerus Capital Management LLC and the Registrant, with respect to the Moerus Worldwide Value Fund was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.
(d)(3)	Management Agreement between LGM Capital Management, LLC and the Registrant, with respect to the LGM Risk Managed Total Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 9, 2020 with Post-Effective Amendment No. 195 and is incorporated by reference.
(d)(4)	Management Agreement between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Risk Managed Equity Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.
(d)(4)(a)	Amended Appendix A to Management Agreement between Anchor Capital Management Group, Inc. and the Registrant with respect to the Anchor Risk Managed Global Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on January 2, 2019 with Post-Effective Amendment No. 124 and is incorporated by reference.
(d)(5)	Management Agreement between FormulaFolio Investments, LLC and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on May 13, 2021 with Post-Effective Amendment No. 220 and is incorporated by reference.

(d)(5)(a)	Amended Appendix A to Management Agreement between Brookstone Asset Management LLC (f/k/a FormulaFolio Investments, LLC) and the Registrant with Respect to the Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 19, 2023 with Post-Effective Amendment No. 330 and is incorporated by reference.
(d)(6)	Management Agreement between Inspire Investing, LLC and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 10, 2017 with Post-Effective Amendment No. 44 and is incorporated by reference.
(d)(6)(a)	Amended Appendix A to Management Agreement between Inspire Investing, LLC and the Registrant with respect to the Inspire Fidelis Multi Factor ETF was previously filed as an exhibit to the Registrant’s Registration Statements on August 18, 2022 with Post-Effective Amendment No. 273 and is incorporated by reference.
(d)(6)(b)	Management Agreement between Inspire Investing, LLC and the Registrant with respect to the Inspire Short Term Bond ETF and Inspire 500 ETF was previously filed as an exhibit to the Registrant’s Registration Statement on March 12, 2024 with Post-Effective Amendment No. 351 and is incorporated by reference.
(d)(7)	Management Agreement between Main Management ETF Advisors, LLC and the Registrant, with respect to the Main Sector Rotation ETF was previously filed as an exhibit to the Registrant’s Registration Statement on July 7, 2017 with Post-Effective Amendment No. 66 and is incorporated by reference.
(d)(7)(a)	Amended Appendix A to Management Agreement between Main Management ETF Advisors, LLC and the Registrant with respect to Main International ETF was previously filed as an exhibit to the Registrant’s Registration Statement on November 28, 2022 with Post-Effective Amendment No. 283 and is incorporated by reference.
(d)(8)	Management Agreement between Sterling Capital Management LLC and the Registrant, with respect to the Sterling Capital Focus Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 26, 2024 with Post-Effective Amendment No. 362 and is incorporated by reference.
(d)(9)	Investment Advisory Agreement between USA Mutuals Advisors, Inc. and the Registrant, with respect to the USA Mutuals Vice Fund and USA Mutuals All Seasons Fund will be filed by subsequent amendment.
(d)(10)	Management Agreement between Kingsview Wealth Management LLC and the Registrant, with respect to the Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF and Monarch ProCap Index ETF was previously filed as an exhibit to the Registrant’s Registraton Statement on March 12, 2021 with Post-Effective Amendment No. 212 and is incorporated by reference.
(d)(10)(a)	Amended Appendix A to the Management Agreement between Kingsview Wealth Management LLC and the Registrant, with respect to the Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 9, 2024 with Post-Effective Amendment No. 348 and is incorporated by reference.
(d)(11)	Sub-Advisory Agreement between Kingsview Wealth Management LLC and Penserra Capital Management LLC with respect to the Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF and Monarch ProCap Index ETF was previously filed as an exhibit to the Registrant’s Registraton Statement on March 12, 2021 with Post-Effective Amendment No. 212 and is incorporated by reference.
(d)(11)(a)	Amended Schedule A and Schedule B to the Sub-Advisory Agreement between Kingsview Wealth Management LLC and Penserra Capital Management LLC with respect to Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 9, 2024 with Post-Effective Amendment No. 348 and is incorporated by reference.

(d)(12)	Management Agreement between First Manhattan Co. and the Registrant with respect to FM Focus Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on April 25, 2022 with Post-Effective Amendment No. 257 and is incorporated by reference.
(d)(12)(a)	Amended Schedule A to the Management Agreement between First Manhattan Co. and the Registrant with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(d)(13)	Sub-Advisory Agreement between First Manhattan Co. and Vident Advisory, LLC dba Vident Asset Management with respect to FM Focus Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 26, 2023 with Post-Effective Amendment No. 331 and is incorporated by reference.
(d)(13)(a)	Amended Schedule A to the Sub-Advisory Agreement between First Manhattan Co. and Vident Advisory, LLC dba Vident Asset Management with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(d)(14)	Management Agreement between Tuttle Capital Management, LLC and the Registrant with respect to the National Security Emerging Markets Index ETF was previously filed as an exhibit to the Registration Statement on September 18, 2023 with Post-Effective No. 329 and is incorporated by reference.
(d)(15)	Management Agreement between Fulcrum Asset Management LLP and the Registrant with respect to the Fulcrum Diversified Absolute Return Fund was filed previously as an exhibit to the Registration Statement on March 10, 2023 with Post-Effective No. 299 and is incorporated by reference.
(e)(1)	Underwriting Agreement with Northern Lights Distributors, LLC will be filed by subsequent amendment.
(e)(2)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.
(e)(2)(a)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on March 26, 2018 with Post-Effective Amendment No. 95 and is incorporated by reference.
(e)(2)(b)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2021 with Post-Effective Amendment No. 239 and is incorporated by reference.
(e)(3)	ETF Underwriting Agreement with Northern Lights Distributors, LLC, will be filed by subsequent amendment.
(e)(4)	First Amendment to the ETF Distribution/Underwriting Agreement with Foreside Financial Services, LLC with respect to Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF Inspire Tactical Balanced ETF and Inspire Momentum ETF was previously filed as an exhibit to the Registrant’s Registration Statement on November 24, 2020 with Post-Effective Amendment No. 196 and is incorporated by reference.

(e)(5)	ETF Distribution/Underwriting Agreement with Foreside Financial Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2021 with Post-Effective Amendment No. 239 and is incorporated by reference.
(e)(5)(a)	Amendment to the ETF Distribution/Underwriting Agreement with Foreside Financial Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on March 12, 2024 with Post-Effective Amendment No. 351 and is incorporated by reference.
(f)	Bonus or Profit Sharing Contracts – None
(g)	Custodial Agreement
(g)(1)	Custody Agreement with MUFG Union Bank, N.A. was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.
(g)(1)(a)	Assignment of Custody Agreement Novation to Custody Agreement among the Trust, MUFG Union Bank, N.A. and U.S. Bank, N.A. was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(g)(2)	Custody Agreement with The Huntington National Bank was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 4 and is incorporated by reference.
(g)(3)	Custody Agreement with The Bank of New York Mellon was previously filed as an exhibit to the Registrant’s Registration Statement on October 9, 2020 with Post-Effective Amendment No. 195 and is incorporated by reference.
(g)(4)	Custody Agreement with Fifth Third Bank was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference.
(g)(5)	Custody Agreement with U.S. Bank National Association was previously filed as an exhibit to the Registrant’s Registration Statement on February 1, 2021 with Post-Effective Amendment No. 209 and is incorporated by reference
(g)(6)	Custodian Agreement with Brown Brothers Harriman & Co., was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(g)(7)	Custody Agreement between State Street Bank and Trust Company and the Registrant was previously filed as am exhibit to the Registrant’s Registration Statement on June 24, 2024 with Post-Effective Amendment No. 356 and is incorporated by reference.
(g)(8)	Amended Appendix A to the Custody Agreement between State Street Bank and Trust Company and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)	Other Material Contracts
(h)(1)	Fund Services Agreement between Ultimus Fund Solutions LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(h)(2)	Amended and Restated Operating Expenses Limitation and Security Agreement between Main Management Fund Advisors, LLC and the Registrant with respect to the Main BuyWrite ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)(3)	Operating Expenses Limitation and Security Agreement between LGM Capital Management, LLC and the Registrant, with respect to the LGM Risk Managed Total Return Fund, was previously filed as an exhibit to the Registrant’s Registration Statement on December 19, 2024 with Post-Effective Amendment No. 366 and is incorporated by reference.

(h)(4)	ETF Fund Services Agreement between Ultimus Fund Solutions LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on December 7, 2021 with Post-Effective Amendment No. 236 and is incorporated by reference.
(h)(5)	Expense Limitation Agreement between Brookstone Asset Management LLC (f/k/a FormulaFolio Investments, LLC) and the Registrant with respect to the Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 19, 2023 with Post-Effective Amendment No. 330 and is incorporated by reference.
(h)(6)	Expense Limitation Agreement between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund, and Anchor Risk Managed Global Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on September 4, 2020 with Post-Effective Amendment No. 184 and is incorporated by reference.
(h)(7)	Expense Limitation Agreement between USA Mutuals Advisors, Inc. and the Registrant, with respect to the USA Mutuals Vice Fund and USA Mutuals All Seasons Fund, will be filed by subsequent amendment.
(h)(8)	Amended and Restated Expense Limitation Agreement between Moerus Capital Management LLC and the Registrant, with respect to the Moerus Worldwide Value Fund was previously file as an exhibit too the Registrant’s Registration Statement on March 22, 2024 with Post-Effective Amendment No. 352 and is incorporated by reference.
(h)(9)	Amended and Restated Expense Limitation Agreement between Inspire Investing, LLC and the Registrant, with respect to Inspire 100 ETF and Inspire Momentum ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 18, 2022 with Post-Effective Amendment No. 273 and is incorporated by reference.
(h)(10)	Amended and Restated Expense Limitation Agreement between Main Management ETF Advisors, LLC and the Registrant, with respect to Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF was previously filed as an exhibit to the Registrant’s Registration Statement on February 27, 2024 with Post-Effective Amendment No. 349 and is incorporated by reference.
(h)(11)	Amended and Restated Expense Limitation Agreement between Fulcrum Asset Management LLP and the Registrant with respect to the Fulcrum Diversified Absolute Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 24, 2024 with Post Effective Amendment No. 365 and is incorporated by reference.
(h)(12)	Operating Expenses Limitation and Security Agreement between Kingsview Wealth Management, LLC and the Registrant, with respect to Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF is filed herewith.
(h)(13)	Fund of Funds Investment Agreements between Krane Shares Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 27, 2022 with Post-Effective Amendment No. 262 and is incorporated by reference.

(h)(14)	Fund of Funds Investment Agreement, as amended, between Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 27, 2022 with Post-Effective No. 262 and is incorporated by reference.
(h)(14)(a)	Amendment to Fund of Funds Investment Agreement, as amended, between Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Exchange-Traded Self-Indexed Fund Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)(15)	Index Licensing Agreement between Inspire Investing, LLC and Wallick Investments, LLC with respect to Inspire Fidelis Multi Factor ETF was previously filed as an exhibit to the Registrant’s Registration Statement on August 18, 2022 with Post-Effective Amendment No. 273 and is incorporated by reference.
(h)(16)	Index Sub-Licensing Agreement between Inspire Investing LLC and the Trust with respect to Inspire Fidelis Multi-Factor ETF was previously filed as an exhibit to the Registrant’s Registration Statement on September 22, 2022 with Post-Effective No. 275 and is incorporated by reference.
(h)(17)	Transfer Agency Agreement between State Street Bank and Trust Company and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on June 24, 2024 with Post-Effective No. 356 and is incorporated by reference.
(h)(18)	Amended Schedule A to the Transfer Agency Agreement between State Street Bank and Trust Company and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(h)(19)	Shareholder Servicing Plan for Advisor Class shares and Institutional Class shares between Fulcrum Asset Management LLP and the Trust with respect to the Fulcrum Diversified Absolute Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 27, 2023 with Post-Effective No. 336 and is incorporated by reference.
(h)(20)	AP Representative Confidentiality & Undertakings Agreement between Cantor Fitzgerald & Co. and the Registrant with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(h)(20)(a)	Amendment to the AP Representative Confidentiality & Undertakings Agreement between Cantor Fitzgerald & Co. and the Registrant with respect to FM Compounders Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on December 19, 2024 with Post-Effective Amendment No. 366 and is incorporated by reference.
(h)(21)	Fund of Funds Investment Agreement between VanEck ETF Trust and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 25, 2025 in Post-Effective Amendment No. 367 and is incorporated by reference.
(i)	Legal Opinion of Thompson Hine LLP was previously filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(i)(1)	Legal Consent of Thompson Hine LLP is filed herewith.
(j)	Other Opinions
(j)(1)	Consent of Cohen & Company, Ltd. is filed herewith.

(k)	Omitted Financial Statements - None
(l)	Initial Capital Agreements - None
(m)	Rule 12b-1 Plans
(m)(1)	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares was previously filed as an exhibit to the Registrant’s Registraton Statement on March 24, 2021 with Post-Effective Amendment No. 213 and is incorporated by reference.
(m)(2)	Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares was previously filed as an exhibit to the Registrant’s Registraton Statement on March 24, 2021 with Post-Effective Amendment No. 213 and is incorporated by reference.
(m)(3)	Plan of Distribution Pursuant to Rule 12b-1 for Institutional Class Shares was previously filed as an exhibit to the Registrant’s Registration Statement on January 2, 2019 with Post-Effective Amendment No. 124 and is incorporated by reference.
(m)(4)	Plan of Distribution Pursuant to Rule 12b-1 for Class N Shares was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.
(m)(5)	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class Shares was previously filed as an exhibit to the Registrant’s Registraton Statement on March 24, 2021 with Post-Effective Amendment No. 213 and is incorporated by reference.
(m)(6)	Plan of Distribution Pursuant to Rule 12b-1 for Non-Designated Shares was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.
(m)(7)	Plan of Distribution Pursuant to Rule 12b-1 for Advisor Class Shares was previously filed as an exhibit to the Registrant’s Registration Statement on March 10, 2023 with Post-Effective Amendment No. 299 and is incorporated by reference.
(m)(8)	ETF Distribution Plan Pursuant to Rule 12b-1 was previously filed as an exhibit to the Registrant’s Registration Statement on March 12, 2024 with Post-Effective Amendment No. 351 and is incorporated by reference.
(m)(9)	Amended Schedule A to the ETF Distribution Plan Pursuant to 12b-1 was filed as an exhibit to the Registrant’s Registration Statement on October 22, 2024 with Post-Effective Amendment No. 364 and is incorporated by reference.
(n)	Rule 18f-3 Plan
(n)(1)	Rule 18f-3 Plan was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 3 and is incorporated by reference.
(n)(1)(a)	Amended Appendix A to Rule 18f-3 Plan to include Institutional Class Shares, Investor Class Shares, Class A Shares, and Class C Shares for USA Mutuals Vice Fund and to include Institutional Class Shares and Class Z Shares for USA Mutuals All Seasons Fund was previously filed as an exhibit to the Registrant’s Registration Statement on January 21, 2021 with Post-Effective Amendment No. 208 and is incorporated by reference.
(n)(1)(b)	Amended Appendix A to Rule 18f-3 Plan to include Advisor Class Shares, Institutional Class Shares and Super Institutional Class Shares for Fulcrum Diversified Absolute Return Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 10, 2023 with Post-Effective Amendment No. 299 and is incorporated by reference.
(o)	Reserved
(p)	Code of Ethics
(p)(1)	Code of Ethics for the Trust was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(p)(2)	Code of Ethics for Anchor Capital Management Group, Inc. was previously filed as an exhibit to the Registrant’s Registration Statement on April 29, 2020 with Post-Effective Amendment No. 171 and is incorporated by reference.
(p)(3)	Code of Ethics for Ultimus Group, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on November 29, 2019 with Post-Effective Amendment No. 158 and is incorporated by reference.
(p)(4)	Code of Ethics for Main Management Fund Advisors, LLC and Main Management ETF Advisors, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on September 23, 2020 with Post-Effective Amendment No. 189 and is incorporated by reference.
(p)(5)	Code of Ethics for LGM Capital Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on April 21, 2020 with Post-Effective Amendment No. 169 and is incorporated by reference.
(p)(6)	Code of Ethics for Brookstone Asset Management LLC (f/k/a FormulaFolio Investments, LLC) was previously filed as an exhibit to the Registrant’s Registration Statement on September 24, 2020 with Post-Effective Amendment No. 190 and is incorporated by reference.
(p)(7)	Code of Ethics for Inspire Investing, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on April 21, 2020 with Post-Effective Amendment No. 169 and is incorporated by reference.
(p)(8)	Code of Ethics for Sterling Capital Management LLC was previously filed as an exhibit to the Registrant’s Registration Statement on August 19, 2020 with Post-Effective Amendment No. 183 and is incorporated by reference.
(p)(9)	Code of Ethics for USA Mutuals Advisors, Inc. was previously filed as an exhibit to the Registrant’s Registration Statement on January 21, 2021 with Post-Effective Amendment No. 208 and is incorporated by reference.
(p)(10)	Code of Ethics for Kingsview Wealth Management LLC is filed herewith.
(p)(11)	Code of Ethics of Penserra Capital Management LLC was previously filed as an exhibit to the Registrant’s Registraton Statement on March 12, 2021 with Post-Effective Amendment No. 212 and is incorporated by reference.
(p)(12)	Code of Ethics of First Manhattan Co. was previously filed as an exhibit to the Registrant’s Registration Statement on April, 25, 2022 with Post-Effective Amendment No. 257 and is incorporated by reference.
(p)(13)	Code of Ethics of Vident Advisory, LLC dba Vident Asset Management was previously filed as an exhibit to the Registrant’s Registration Statement on April 18, 2022 with Post Effective Amendment No. 256 and is incorporated by reference.
(p)(14)	Code of Ethics of Moerus Capital Management LLC is filed herewith.
(p)(15)	Code of Ethics of Tuttle Capital Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on February 21, 2023 with Post-Effective Amendment No. 295 and is incorporated by reference.
(p)(16)	Code of Ethics of Fulcrum Asset Management LLP was previously filed as an exhibit to the Registrants Registration Statement on March 10, 2023 with Post-Effective Amendment No. 299 and is incorporated by reference.
(q)	Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer was previously filed as an exhibit to the Registrant’s Registration Statement on October 27, 2023 with Post-Effective Amendment No. 335 and is incorporated by reference.

Item 29. Control Persons – None

Item 30. Indemnification

Generally, certain of the agreements with the Trust, or related to the Trust, provide indemnification of the Trust’s Trustees, officers, the underwriter, and certain Trust affiliates. Insurance carried by the Trust provides indemnification of the Trustees and officers. The details of these sources of indemnification and insurance follow.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Underwriting Agreement between the Trust and Northern Lights Distributors, LLC (“NLD”), the Trust agrees to indemnify, defend and hold NLD, its several officers and managers, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and managers, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Trust’s failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, (iv) the Trust’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis, (v) the Trust’s failure to properly register Fund Shares under applicable state laws, or (vi) actions taken by NLD resulting from NLD’s reliance on instructions received from an officer, agent or legal counsel of the Trust.

Pursuant to the Underwriting Agreement, NLD agrees to indemnify, defend and hold the Trust, its several officers and Board members, and any person who controls the Trust within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Trust, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust , its officers or Board members, or such controlling person results from such claims or demands: (i) arising out of or based upon any sales literature, advertisements, information, statements or representations made by NLD and unauthorized by the Trust or any Disqualifying Conduct in connection with the offering and sale of any Shares, or (ii) arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by NLD to the Fund specifically for use in the Trust’s Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by NLD to the Trust and required to be stated in such answers or necessary to make such information not misleading.

Pursuant to the Fund Services Agreement and the ETF Fund Services Agreement (the “Fund Services Agreements”), each between the Trust and Ultimus Fund Solutions, LLC (“UFS”), the Trust agrees to indemnify and hold UFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of each Fund Services Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with each Fund Services Agreement.

Pursuant to the Fund Services agreements, UFS shall indemnify and hold the Trust and each applicable Fund harmless from and against any and all losses, damages, costs, charges, reasonable attorney or consultant fees, payments, expenses and liability arising out of or attributable to UFS’s refusal or failure to comply with the terms of each Fund Services Agreement, breach of any representation or warranty made by UFS contained in each Fund Services Agreement or which arise out of UFS’s lack of good faith, gross negligence, willful misconduct or reckless disregard of its duties with respect to UFS’s performance under or in connection with each Fund Services Agreement.

Pursuant to the Consulting Services Agreement (“Consulting Agreement”) with Northern Lights Compliance Services, LLC (“NLCS”), the Trust agrees to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to (i) the Trust’s refusal or failure to comply with the terms of the Consulting Agreement, (ii) the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with this Agreement, or (iii) all reasonable actions taken by NLCS hereunder in good faith.

Pursuant to the Consulting Agreement, NLCS shall indemnify and hold the Trust and each Fund harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities arising out of or attributable to NLCS’s refusal or failure to comply with the terms of the Consulting Agreement, or which arise out of NLCS’s lack of good faith, gross negligence or willful misconduct with respect to NLCS’ performance under or in connection with the Consulting Agreement.

The Registrant maintains a mutual fund directors and officers liability policy. The policy, under certain circumstances, such as the inability of the Trust to indemnify Trustees and officers provides coverage to Trustees and officers. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or certain breaches of duty.

Generally, each management agreement or investment advisory agreement provides that neither the adviser nor any director, manager, officer or employee of the adviser performing services for the Trust at the direction or request of the adviser in connection with the adviser’s discharge of its obligations hereunder shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with any matter to which this Agreement relates, and the adviser shall not be responsible for any action of the Trustees of the Trust in following or declining to follow any advice or recommendation of the adviser or any sub-adviser retained by the adviser; PROVIDED, that nothing herein contained shall be construed (i) to protect the adviser against any liability to the Trust or its shareholders to which the adviser would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the adviser’s duties, or by reason of the adviser’s reckless disregard of its obligations and duties under the agreement, or (ii) to protect any director, manager, officer or employee of the adviser who is or was a Trustee or officer of the Trust against any liability of the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office with the Trust. Additionally, generally, each sub-advisory agreement provides that the sub-adviser shall indemnify the adviser, the Trust and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which the adviser, the Trust and/or the Fund and their respective affiliates and controlling persons may sustain as a result of the sub-adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws. Generally, each sub-advisory agreement provides that adviser shall indemnify the sub-adviser, its affiliates and its controlling persons, for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which may be sustained as a result of the adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.

Pursuant to the Distribution Agreement (“Agreement”), the Foreside Fund Services, LLC has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Distributor to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.

Item 31. Activities of Investment Advisor and Sub-Adviser.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Anchor Capital Management Group, Inc., adviser to the Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund, and Anchor Risk Managed Global Strategies Fund – File No. 801-19624.

Brookstone Asset Management LLC, adviser to Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF – File No. 801-72780.

First Manhattan Co., adviser to FM Focus Equity ETF and FM Compounders Equity ETF – File No. 801-12411.

Fulcrum Asset Management LLP, adviser to Fulcrum Diversified Absolute Return Fund – File No 801-72206

Inspire Investing LLC adviser to Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Momentum ETF, Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF – File No. 801-108947.

Kingsview Wealth Management LLC, adviser to Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF – File No. 801-79198.

LGM Capital Management, LLC adviser to LGM Risk Managed Total Return Fund – File No.801-108408.

Main Management Fund Advisors, LLC, adviser to Main BuyWrite ETF – File No. 801-106755.

Main Management ETF Advisors, LLC, adviser to Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF – File No. 801-110799.

Moerus Capital Management LLC, adviser to Moerus Worldwide Value Fund – File No. 801-107225.

Penserra Capital Management LLC, sub-adviser to Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF- File No. 801-80466

Sterling Capital Management LLC, adviser to Sterling Capital Focus Equity ETF – File No. 801-64257.

Tuttle Capital Management, LLC, adviser to National Security Emerging Markets Index ETF – File No. 801-76982.

USA Mutuals Advisors, Inc., adviser to USA Mutuals Vice Fund and USA Mutuals All Seasons Fund – File No. 801-63216.

Vident Advisory, LLC dba Vident Asset Management, sub-adviser to FM Focus Equity ETF and FM Compounders Equity ETF - 801-114538.

Item 32. Principal Underwriter.

(a)	Northern Lights Distributors, LLC (“NLD”), serves the principal underwriter for the following series of Northern Lights Fund Trust IV registered under the Investment Company Act of 1940, as amended: Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund, Anchor Risk Managed Global Strategies Fund, Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, Brookstone Yield ETF, FM Compounders Equity ETF, FM Focus Equity ETF, Fulcrum Diversified Absolute Return Fund, LGM Risk Managed Total Return Fund, Main BuyWrite ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF, Main International ETF, Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF, Monarch Volume Factor Global Unconstrained Index ETF, National Security Emerging Markets Index ETF, Sterling Capital Focus Equity ETF, USA Mutuals Vice Fund and USA Mutuals All Seasons Fund.

NLD also acts as principal underwriter for the following:

Absolute Core Strategy ETF, AdvisorOne Funds, Arrow ETF Trust, DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Ballast Small/Mid Cap ETF, Boyar Value Fund Inc., Copeland Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, PREDEX, Princeton Everest Fund, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust and Uncommon Investment Funds Trust.

Foreside Financial Services, LLC, serves as principal underwriter for the following series of Northern Lights Fund Trust IV registered under the Investment Company Act of 1940, as amended: Inspire Small/Mid Cap ETF, Inspire Global Hope ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Momentum ETF, Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF.

Foreside Fund Services, LLC serves as principal underwriter for the following series of Northern Lights Fund Trust IV registered under the Investment Company Act of 1940, as amended: Moerus Worldwide Value Fund. Foreside Fund Services, LLC, also serves as principal underwriter for the following:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust

10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Dividend Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	Ardian Access LLC
19.	ARK ETF Trust
20.	ARK Venture Fund
21.	Bitwise Funds Trust
22.	BondBloxx ETF Trust
23.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
24.	Bridgeway Funds, Inc.
25.	Brinker Capital Destinations Trust
26.	Brookfield Real Assets Income Fund Inc.
27.	Build Funds Trust
28.	Calamos Convertible and High Income Fund
29.	Calamos Convertible Opportunities and Income Fund
30.	Calamos Dynamic Convertible and Income Fund
31.	Calamos Global Dynamic Income Fund
32.	Calamos Global Total Return Fund
33.	Calamos Strategic Total Return Fund
34.	Carlyle Tactical Private Credit Fund
35.	Cascade Private Capital Fund
36.	Catalyst Strategic Income Opportunities Fund
37.	CBRE Global Real Estate Income Fund
38.	Center Coast Brookfield MLP & Energy Infrastructure Fund
39.	Clifford Capital Partners Fund, Series of World Funds Trust
40.	Cliffwater Corporate Lending Fund
41.	Cliffwater Enhanced Lending Fund
42.	Coatue Innovation Fund
43.	Cohen & Steers ETF Trust
44.	Cohen & Steers Infrastructure Fund, Inc.
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
51.	Davis Fundamental ETF Trust
52.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
53.	Defiance Quantum ETF, Series of ETF Series Solutions
54.	Denali Structured Return Strategy Fund
55.	Dividend Performers ETF, Series of Listed Funds Trust

56.	Dodge & Cox Funds
57.	DoubleLine ETF Trust
58.	DoubleLine Income Solutions Fund
59.	DoubleLine Opportunistic Credit Fund
60.	DoubleLine Yield Opportunities Fund
61.	DriveWealth ETF Trust
62.	EIP Investment Trust
63.	Ellington Income Opportunities Fund
64.	ETF Opportunities Trust
65.	Exchange Listed Funds Trust
66.	Exchange Place Advisors Trust
67.	FlexShares Trust
68.	Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust
69.	Forum Funds
70.	Forum Funds II
71.	Forum Real Estate Income Fund
72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
73.	Grayscale Funds Trust
74.	Guinness Atkinson Funds
75.	Harbor ETF Trust
76.	Harris Oakmark ETF Trust
77.	Hawaiian Tax-Free Trust
78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
81.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
82.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
83.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
84.	IDX Funds
85.	Innovator ETFs Trust
86.	Ironwood Institutional Multi-Strategy Fund LLC
87.	Ironwood Multi-Strategy Fund LLC
88.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
89.	John Hancock Exchange-Traded Fund Trust
90.	Kurv ETF Trust
91.	Lazard Active ETF Trust
92.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
93.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
94.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
95.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
96.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
97.	Manor Investment Funds
98.	Milliman Variable Insurance Trust
99.	MoA Funds Corporation
100.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
101.	Morgan Stanley ETF Trust

102.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
103.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
104.	Morningstar Funds Trust
105.	NEOS ETF Trust
106.	Niagara Income Opportunities Fund
107.	North Square Evanston Multi-Alpha Fund
108.	NXG Cushing® Midstream Energy Fund
109.	NXG NextGen Infrastructure Income Fund
110.	Opal Dividend Income ETF, Series of Listed Funds Trust
111.	OTG Latin American Fund, Series of World Funds Trust
112.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
118.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
119.	Palmer Square Funds Trust
120.	Palmer Square Opportunistic Income Fund
121.	Partners Group Private Income Opportunities, LLC
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Precidian ETFs Trust
127.	Preferred-Plus ETF, Series of Listed Funds Trust
128.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
131.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
133.	REX ETF Trust
134.	Renaissance Capital Greenwich Funds
135.	Reynolds Funds, Inc.
136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
137.	RiverNorth Patriot ETF, Series of Listed Funds Trust
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill ETF Trust
144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Russell Investments Exchange Traded Funds
149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
150.	Six Circles Trust
151.	Sound Shore Fund, Inc.
152.	SP Funds Trust
153.	Sparrow Funds
154.	Spear Alpha ETF, Series of Listed Funds Trust
155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
156.	STF Tactical Growth ETF, Series of Listed Funds Trust
157.	Strategic Trust
158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Tekla World Healthcare Fund
161.	Tema ETF Trust
162.	The 2023 ETF Series Trust
163.	The 2023 ETF Series Trust II
164.	The Community Development Fund
165.	The Cook & Bynum Fund, Series of World Funds Trust
166.	The Finite Solar Finance Fund
167.	The Private Shares Fund
168.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
169.	Third Avenue Trust
170.	Third Avenue Variable Series Trust
171.	Tidal Trust I
172.	Tidal Trust II
173.	Tidal Trust III
174.	TIFF Investment Program
175.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
176.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
179.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
180.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
181.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
182.	Total Fund Solution
183.	Touchstone ETF Trust
184.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
186.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
187.	T-Rex 2x Long Ether Daily Target ETF
188.	TrueShares Active Yield ETF, Series of Listed Funds Trust
189.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
199.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
202.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
203.	U.S. Global Investors Funds
204.	Union Street Partners Value Fund, Series of World Funds Trust
205.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
206.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
207.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
208.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
209.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
210.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
211.	Virtus Stone Harbor Emerging Markets Income Fund
212.	Volatility Shares Trust
213.	WEBs ETF Trust
214.	Wedbush Series Trust
215.	Wellington Global Multi-Strategy Fund
216.	Wilshire Mutual Funds, Inc.
217.	Wilshire Variable Insurance Trust
218.	WisdomTree Digital Trust
219.	WisdomTree Trust
220.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	Northern Lights Distributors, LLC (“NLD”) is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. NLD is an affiliate of Ultimus Fund Services, LLC. The principal business address of Northern Lights Distributors, LLC is 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474.

To the best of Registrant’s knowledge, the following are the managers and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Kevin Guerette	President	None
David James	Board of Managers	None
Stephen Preston	Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
William J. Strait	Manager, Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Securities Officer	None

Foreside Fund Services, LLC is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The following are the Officers of the distributor:

Name	Address	Position with Underwriter	Position with the Trust
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Alicia Strout	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Foreside Financial Services, LLC is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The following are the Officers of the distributor:

Name	Address	Position with Underwriter	Position with the Trust
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer Brunner	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c). Not Applicable. No underwriting commissions are paid in connection with the sale of Registrant’s Shares.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

MUFG Union Bank, National Association, located at 350 California Street, Suite 1700, San Francisco, California 94104 (“Union”), provides custodian services to the Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund and Anchor Risk Managed Global Strategies Fund.

The Huntington National Bank located at 7 Easton Oval EA4E62, Columbus, OH 43219, provides custodian services to the LGM Risk Managed Total Return Fund.

The Bank of New York Mellon (“BONY”), located at 240 Greenwich Street, New York, New York 10286, provides custodian services to the Moerus Worldwide Value Fund.

State Street Bank and Trust Co. (“State Street”), located at 1 Lincoln Street, Boston, MA 02111, provides custodian services to the FM Focus Equity ETF, FM Compounders Equity ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF, Main BuyWrite ETF and Main International ETF.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110 provides custodian services to the Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, Brookstone Yield ETF, Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Momentum ETF, Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF, Inspire 500 ETF, Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF, National Security Emerging Markets Index ETF, and Sterling Capital Focus Equity ETF.

NLD, located at 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474, serves as principal underwriter for Anchor Risk Managed Equity Strategies Fund, Anchor Risk Managed Global Strategies Fund, Anchor Risk Managed Income Strategies Fund, Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF, Brookstone Yield ETF, LGM Risk Managed Total Return Fund, Main BuyWrite ETF, Main Sector Rotation ETF, Main Thematic Innovation ETF, Main International ETF, Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF, Monarch Volume Factor Global Unconstrained Index ETF, National Security Emerging Markets Index ETF, Sterling Capital Focus Equity ETF, USA Mutuals Vice Fund and USA Mutuals All Seasons Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter for the Moerus Worldwide Value Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as principal underwriter for the Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Momentum ETF Inspire Fidelis Multi-Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Anchor Capital Management Group, Inc., located at 15 Enterprise, Suite 450, Aliso Viejo, CA 92656, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Anchor Risk Managed Income Strategies Fund, Anchor Risk Managed Equity Strategies Fund and Anchor Risk Managed Global Strategies Fund.

Brookstone Asset Management, LLC, located at 1745 S. Naperville Road, Suite 200 Wheaton, IL 60189, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Brookstone Dividend Stock ETF, Brookstone Growth Stock ETF, Brookstone Value Stock ETF, Brookstone Intermediate Bond ETF, Brookstone Ultra-Short Bond ETF, Brookstone Active ETF, Brookstone Opportunities ETF and Brookstone Yield ETF.

First Manhattan Co. LLC, located at 399 Park Avenue, 27th Floor New York, NY 10022, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to FM Focus Equity ETF and FM Compounders Equity ETF.

Fulcrum Asset Management LLP, located at Marble Arch House, 66 Seymour Street, London W1H 5BT, United Kingdom, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Fulcrum Diversified Absolute Return Fund.

Inspire Investing, LLC, located at 3597 E. Monarch Sky Lane, Suite 330 Meridian, ID 83646, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Inspire Global Hope ETF, Inspire Small/Mid Cap ETF, Inspire Corporate Bond ETF, Inspire 100 ETF, Inspire International ETF, Inspire Tactical Balanced ETF, Inspire Momentum ETF Inspire Fidelis Multi Factor ETF, Inspire Short Term Bond ETF and Inspire 500 ETF.

LGM Capital Management, LLC, located at 11811 N. Tatum Blvd., Suite 3031 Phoenix, AZ 85028, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to LGM Risk Managed Total Return Fund.

Main Management ETF Advisors, LLC, located at 601 California Street, Suite 200, San Francisco, CA 94108, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF.

Main Management Fund Advisors, LLC, located at 601 California Street, Suite 200, San Francisco, CA 94108, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Main BuyWrite ETF.

Moerus Capital Management LLC, located at 307 West 38th Street, Suite 2003, New York, NY 10018, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Moerus Worldwide Value Fund.

Kingsview Wealth Management LLC, located at 509 SE 7th Street, 2nd Floor, Grants Pass, OR 97526, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF.

Sterling Capital Management LLC, located at 4350 Congress Street, Suite 1000 Charlotte, NC 28209, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Sterling Capital Focus Equity ETF.

Tuttle Capital Management, LLC, located at 155 Lockwood Rd. Riverside, CT 06878, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to National Security Emerging Markets Index ETF.

USA Mutuals Advisors, Inc., located at Plaza of the Americas 700 North Pearl Street, Suite 900, Dallas, TX 75201, pursuant to the Interim Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to USA Mutuals Vice Fund and USA Mutuals All Seasons Fund.

 Item 34. Management Services. Not Applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York, on the 25th day of June, 2025.

Northern Lights Fund Trust IV

By:	/s/ Wendy Wang
Wendy Wang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on June 25, 2025.

Name	Title
Joseph Breslin*	Trustee
Thomas Sarkany*	Trustee
Charles Ranson*	Trustee
Wendy Wang*	President and Principal Executive Officer
Sam Singh*	Treasurer, Principal Financial Officer and Chief Accounting Officer

*By:	/s/ Jennifer Farrell
Jennifer Farrell

Attorney-in-Fact—Pursuant to Powers of Attorney filed on October 27, 2023.

EXHIBIT INDEX

Exhibit:	Exhibit No.

Operating Expenses Limitation and Security Agreement between Kingsview Wealth Management, LLC and the Registrant, with respect to Monarch Ambassador Income Index ETF, Monarch Blue Chips Core Index ETF, Monarch ProCap Index ETF, Monarch Dividend Plus Index ETF, Monarch Select Subsector Index ETF, Monarch Volume Factor Dividend Tree Index ETF and Monarch Volume Factor Global Unconstrained Index ETF	(h)(12)
Legal Consent of Thompson Hine LLP	(i)(1)
Consent of Cohen & Company, Ltd.	(j)(1)
Code of Ethics for Kingsview Wealth Management LLC	(p)(10)
Code of Ethics of Moerus Capital Management LLC	(p)(14)